UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: IRCYX

September 30, 2025

SCAN ME

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Portfolio Information

International Small Cap Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$120	1.09%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Small Cap (the "benchmark").  This was primarily driven by security selection, relative to the benchmark, with a small positive benefit from sector selection and implicit currency selection. The key driver of the outperformance was stock selection in industrials, where the Portfolio's defense sector holdings performed particularly well, along with security selection in financials. In addition, security selection in South Korea was a material contributor to performance over the 12-month period. An underweight to real estate was the primary contributor to positive sector selection, while an underweight to materials detracted from overall performance. Other detractors were primarily centered on company specific newsflow.

Performance Highlights

Top contributors to performance:

  The key drivers of performance were stock selection in the defense sector (South Korean companies Hyundai Rotem and Hanwha Aerospace and Sweden's Saab), along with several other non-defense South Korean securities and European banks.

Top detractors from performance:

  The primary detractors from performance were centered on company specific newsflow and did not fit into an overall theme. Key detractors from performance were French company Criteo, South African Bidvest and Taiwanese E Ink. The primary detractor from performance in sector selection came from an underweight to materials, specifically gold.

Advisor Class: IRCYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,062	$12,865	$13,103
09/18	$13,262	$13,091	$13,347
09/19	$12,241	$12,931	$12,595
09/20	$12,474	$13,319	$13,473
09/21	$16,243	$16,504	$17,927
09/22	$11,238	$12,351	$12,740
09/23	$13,547	$14,869	$15,162
09/24	$16,989	$18,638	$18,687
09/25	$20,570	$21,703	$21,664

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
Advisor Class	21.08%	10.52%	7.66%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%
MSCI ACWI ex USA Small Cap Index (net)	15.93%	9.97%	8.22%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,186,118,756
# of Portfolio Holdings	300
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net)	$10,944,896

Advisor Class: IRCYX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	22.0%
Financials	15.7%
Information Technology	14.4%
Consumer Discretionary	10.7%
Materials	8.2%
Real Estate	5.5%
Health Care	5.0%
Communication Services	4.3%
Energy	4.2%
Consumer Staples	4.1%
Utilities	2.9%
Short-Term Investments	4.4%
Other Assets Less Liabilities	-1.4%

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.8%
United Kingdom	10.9%
South Korea	7.8%
India	6.6%
Taiwan	6.1%
Canada	4.6%
France	3.7%
China	3.0%
Germany	3.0%
Australia	2.5%
Brazil	1.5%
Mexico	1.3%
South Africa	1.3%
Sweden	1.2%
Others	18.7%
Short-Term Investments	4.4%
Other assets less liabilities	-1.4%

Advisor Class: IRCYX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISC-ADV-0153-0925

Advisor Class: IRCYX

4

Class Z: IRCZX

September 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

International Small Cap Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$121	1.09%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Small Cap (the "benchmark").  This was primarily driven by security selection, relative to the benchmark, with a small positive benefit from sector selection and implicit currency selection. The key driver of the outperformance was stock selection in industrials, where the Portfolio's defense sector holdings performed particularly well, along with security selection in financials. In addition, security selection in South Korea was a material contributor to performance over the 12-month period. An underweight to real estate was the primary contributor to positive sector selection, while an underweight to materials detracted from overall performance. Other detractors were primarily centered on company specific newsflow.

Performance Highlights

Top contributors to performance:

  The key drivers of performance were stock selection in the defense sector (South Korean companies Hyundai Rotem and Hanwha Aerospace and Sweden's Saab), along with several other non-defense South Korean securities and European banks.

Top detractors from performance:

  The primary detractors from performance were centered on company specific newsflow and did not fit into an overall theme. Key detractors from performance were French company Criteo, South African Bidvest and Taiwanese E Ink. The primary detractor from performance in sector selection came from an underweight to materials, specifically gold.

Class Z: IRCZX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,063	$12,865	$13,103
09/18	$13,264	$13,091	$13,347
09/19	$12,243	$12,931	$12,595
09/20	$12,477	$13,319	$13,473
09/21	$16,248	$16,504	$17,927
09/22	$11,242	$12,351	$12,740
09/23	$13,538	$14,869	$15,162
09/24	$16,979	$18,638	$18,687
09/25	$20,573	$21,703	$21,664

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
Class Z	21.17%	10.52%	7.66%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%
MSCI ACWI ex USA Small Cap Index (net)	15.93%	9.97%	8.22%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCZX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,186,118,756
# of Portfolio Holdings	300
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net)	$10,944,896

Class Z: IRCZX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	22.0%
Financials	15.7%
Information Technology	14.4%
Consumer Discretionary	10.7%
Materials	8.2%
Real Estate	5.5%
Health Care	5.0%
Communication Services	4.3%
Energy	4.2%
Consumer Staples	4.1%
Utilities	2.9%
Short-Term Investments	4.4%
Other Assets Less Liabilities	-1.4%

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.8%
United Kingdom	10.9%
South Korea	7.8%
India	6.6%
Taiwan	6.1%
Canada	4.6%
France	3.7%
China	3.0%
Germany	3.0%
Australia	2.5%
Brazil	1.5%
Mexico	1.3%
South Africa	1.3%
Sweden	1.2%
Others	18.7%
Short-Term Investments	4.4%
Other assets less liabilities	-1.4%

Class Z: IRCZX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCZX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISC-Z-0153-0925

Class Z: IRCZX

4

SCB Class: IRCSX

September 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

International Small Cap Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$147	1.33%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Small Cap (the "benchmark").  This was primarily driven by security selection, relative to the benchmark, with a small positive benefit from sector selection and implicit currency selection. The key driver of the outperformance was stock selection in industrials, where the Portfolio's defense sector holdings performed particularly well, along with security selection in financials. In addition, security selection in South Korea was a material contributor to performance over the 12-month period. An underweight to real estate was the primary contributor to positive sector selection, while an underweight to materials detracted from overall performance. Other detractors were primarily centered on company specific newsflow.

Performance Highlights

Top contributors to performance:

  The key drivers of performance were stock selection in the defense sector (South Korean companies Hyundai Rotem and Hanwha Aerospace and Sweden's Saab), along with several other non-defense South Korean securities and European banks.

Top detractors from performance:

  The primary detractors from performance were centered on company specific newsflow and did not fit into an overall theme. Key detractors from performance were French company Criteo, South African Bidvest and Taiwanese E Ink. The primary detractor from performance in sector selection came from an underweight to materials, specifically gold.

SCB Class: IRCSX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,920	$10,756	$10,993
09/17	$13,026	$12,865	$13,103
09/18	$13,194	$13,091	$13,347
09/19	$12,135	$12,931	$12,595
09/20	$12,349	$13,319	$13,473
09/21	$16,027	$16,504	$17,927
09/22	$11,057	$12,351	$12,740
09/23	$13,302	$14,869	$15,162
09/24	$16,632	$18,638	$18,687
09/25	$20,098	$21,703	$21,664

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
SCB Class	20.83%	10.23%	7.40%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%
MSCI ACWI ex USA Small Cap Index (net)	15.93%	9.97%	8.22%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IRCSX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,186,118,756
# of Portfolio Holdings	300
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net)	$10,944,896

SCB Class: IRCSX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	22.0%
Financials	15.7%
Information Technology	14.4%
Consumer Discretionary	10.7%
Materials	8.2%
Real Estate	5.5%
Health Care	5.0%
Communication Services	4.3%
Energy	4.2%
Consumer Staples	4.1%
Utilities	2.9%
Short-Term Investments	4.4%
Other Assets Less Liabilities	-1.4%

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.8%
United Kingdom	10.9%
South Korea	7.8%
India	6.6%
Taiwan	6.1%
Canada	4.6%
France	3.7%
China	3.0%
Germany	3.0%
Australia	2.5%
Brazil	1.5%
Mexico	1.3%
South Africa	1.3%
Sweden	1.2%
Others	18.7%
Short-Term Investments	4.4%
Other assets less liabilities	-1.4%

SCB Class: IRCSX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IRCSX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISC-SCB-0153-0925

SCB Class: IRCSX

4

Advisor Class: STEYX

September 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

International Strategic Equities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$76	0.67%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Index (net) (the “benchmark”). Sector allocation contributed modestly positive results, relative to the benchmark, driven primarily by underweights in the consumer staples and materials sectors and an overweight in the industrials sector, which benefited from rising defense budgets in non-U.S. regions. An underweight to technology detracted from performance. However, overall contribution from sector allocation was minimal. Country allocation was also positive, as an underweight to India and overweights to South Korea and Spain each added to performance. The primary driver of outperformance, however, was security selection, which was strong across nearly all sectors and only detracted within health care. The most notable positive contributions came from the financials and industrials sectors.

The Portfolio used derivatives in the form of currency forwards for hedging purposes, which detracted from overall performance

Performance Highlights

Top contributors to performance:

  Significant individual stock contributors during the period included Saab, a Swedish aerospace and defense company, which benefited from increasing defense budgets as a share of GDP across European countries; Pop Mart, a Chinese toy manufacturer, which outperformed amid rising consumer demand for its popular Monster plush toy Labubu; and Erste Group Bank, an Austrian financial service provider, which contributed positively on the back of stronger-than-expected earnings growth and continued share repurchase activities.

Top detractors from performance:

  Stock detractors during the period included Novo Nordisk, a Danish pharmaceutical company specializing in obesity and diabetes treatments, which was impacted by intensifying competition from Eli Lilly’s GLP-1 products; Wix.com, an Israeli software company, which underperformed following the release of conservative 2025 growth guidance; and Inditex, a Spanish fashion retailer, which lagged due to a slowdown in top-line growth and heightened investor concerns over macroeconomic and tariff risks.

Advisor Class: STEYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,942	$12,865
09/18	$13,095	$13,091
09/19	$12,570	$12,931
09/20	$12,825	$13,319
09/21	$15,393	$16,504
09/22	$11,396	$12,351
09/23	$13,584	$14,869
09/24	$17,380	$18,638
09/25	$22,156	$21,703

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
Advisor Class	27.48%	11.55%	8.48%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STEYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$9,472,485,845
# of Portfolio Holdings	81
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net)	$53,376,092

Advisor Class: STEYX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	21.4%
Information Technology	12.1%
Consumer Discretionary	9.0%
Health Care	8.1%
Communication Services	7.8%
Energy	4.7%
Consumer Staples	3.2%
Utilities	2.8%
Real Estate	1.9%
Materials	1.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Country Breakdown (% of Net Assets)

Value	Value
Japan	14.6%
United Kingdom	13.9%
China	9.5%
Italy	8.3%
South Korea	8.2%
Taiwan	6.2%
Spain	5.6%
Hong Kong	3.7%
United States	3.6%
Germany	3.5%
Canada	3.3%
Chile	2.5%
Switzerland	2.4%
France	2.1%
Others	11.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Advisor Class: STEYX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STEYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISE-ADV-0153-0925

Advisor Class: STEYX

4

Class Z: STEZX

September 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

International Strategic Equities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.69%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Index (net) (the “benchmark”). Sector allocation contributed modestly positive results, relative to the benchmark, driven primarily by underweights in the consumer staples and materials sectors and an overweight in the industrials sector, which benefited from rising defense budgets in non-U.S. regions. An underweight to technology detracted from performance. However, overall contribution from sector allocation was minimal. Country allocation was also positive, as an underweight to India and overweights to South Korea and Spain each added to performance. The primary driver of outperformance, however, was security selection, which was strong across nearly all sectors and only detracted within health care. The most notable positive contributions came from the financials and industrials sectors.

The Portfolio used derivatives in the form of currency forwards for hedging purposes, which detracted from overall performance

Performance Highlights

Top contributors to performance:

  Significant individual stock contributors during the period included Saab, a Swedish aerospace and defense company, which benefited from increasing defense budgets as a share of GDP across European countries; Pop Mart, a Chinese toy manufacturer, which outperformed amid rising consumer demand for its popular Monster plush toy Labubu; and Erste Group Bank, an Austrian financial service provider, which contributed positively on the back of stronger-than-expected earnings growth and continued share repurchase activities.

Top detractors from performance:

  Stock detractors during the period included Novo Nordisk, a Danish pharmaceutical company specializing in obesity and diabetes treatments, which was impacted by intensifying competition from Eli Lilly’s GLP-1 products; Wix.com, an Israeli software company, which underperformed following the release of conservative 2025 growth guidance; and Inditex, a Spanish fashion retailer, which lagged due to a slowdown in top-line growth and heightened investor concerns over macroeconomic and tariff risks.

Class Z: STEZX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,585	$10,756
09/17	$12,951	$12,865
09/18	$13,104	$13,091
09/19	$12,577	$12,931
09/20	$12,831	$13,319
09/21	$15,407	$16,504
09/22	$11,400	$12,351
09/23	$13,594	$14,869
09/24	$17,384	$18,638
09/25	$22,162	$21,703

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
Class Z	27.49%	11.55%	8.48%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STEZX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$9,472,485,845
# of Portfolio Holdings	81
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net)	$53,376,092

Class Z: STEZX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	21.4%
Information Technology	12.1%
Consumer Discretionary	9.0%
Health Care	8.1%
Communication Services	7.8%
Energy	4.7%
Consumer Staples	3.2%
Utilities	2.8%
Real Estate	1.9%
Materials	1.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Country Breakdown (% of Net Assets)

Value	Value
Japan	14.6%
United Kingdom	13.9%
China	9.5%
Italy	8.3%
South Korea	8.2%
Taiwan	6.2%
Spain	5.6%
Hong Kong	3.7%
United States	3.6%
Germany	3.5%
Canada	3.3%
Chile	2.5%
Switzerland	2.4%
France	2.1%
Others	11.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Class Z: STEZX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STEZX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISE-Z-0153-0925

Class Z: STEZX

4

SCB Class: STESX

September 30, 2025

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Portfolio Information

International Strategic Equities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STESX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$103	0.91%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA Index (net) (the “benchmark”). Sector allocation contributed modestly positive results, relative to the benchmark, driven primarily by underweights in the consumer staples and materials sectors and an overweight in the industrials sector, which benefited from rising defense budgets in non-U.S. regions. An underweight to technology detracted from performance. However, overall contribution from sector allocation was minimal. Country allocation was also positive, as an underweight to India and overweights to South Korea and Spain each added to performance. The primary driver of outperformance, however, was security selection, which was strong across nearly all sectors and only detracted within health care. The most notable positive contributions came from the financials and industrials sectors.

The Portfolio used derivatives in the form of currency forwards for hedging purposes, which detracted from overall performance

Performance Highlights

Top contributors to performance:

  Significant individual stock contributors during the period included Saab, a Swedish aerospace and defense company, which benefited from increasing defense budgets as a share of GDP across European countries; Pop Mart, a Chinese toy manufacturer, which outperformed amid rising consumer demand for its popular Monster plush toy Labubu; and Erste Group Bank, an Austrian financial service provider, which contributed positively on the back of stronger-than-expected earnings growth and continued share repurchase activities.

Top detractors from performance:

  Stock detractors during the period included Novo Nordisk, a Danish pharmaceutical company specializing in obesity and diabetes treatments, which was impacted by intensifying competition from Eli Lilly’s GLP-1 products; Wix.com, an Israeli software company, which underperformed following the release of conservative 2025 growth guidance; and Inditex, a Spanish fashion retailer, which lagged due to a slowdown in top-line growth and heightened investor concerns over macroeconomic and tariff risks.

SCB Class: STESX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,902	$12,865
09/18	$13,013	$13,091
09/19	$12,463	$12,931
09/20	$12,688	$13,319
09/21	$15,196	$16,504
09/22	$11,226	$12,351
09/23	$13,338	$14,869
09/24	$17,033	$18,638
09/25	$21,658	$21,703

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/21/15
SCB Class	27.15%	11.29%	8.22%
MSCI ACWI ex USA Index (net)	16.45%	10.26%	8.24%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/STESX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$9,472,485,845
# of Portfolio Holdings	81
Portfolio Turnover Rate	94%
Total Advisory Fees Paid (Net)	$53,376,092

SCB Class: STESX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	21.4%
Information Technology	12.1%
Consumer Discretionary	9.0%
Health Care	8.1%
Communication Services	7.8%
Energy	4.7%
Consumer Staples	3.2%
Utilities	2.8%
Real Estate	1.9%
Materials	1.9%
Short-Term Investments	1.2%
Other Assets Less Liabilities	-0.3%

Country Breakdown (% of Net Assets)

Value	Value
Japan	14.6%
United Kingdom	13.9%
China	9.5%
Italy	8.3%
South Korea	8.2%
Taiwan	6.2%
Spain	5.6%
Hong Kong	3.7%
United States	3.6%
Germany	3.5%
Canada	3.3%
Chile	2.5%
Switzerland	2.4%
France	2.1%
Others	11.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

SCB Class: STESX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/STESX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ISE-SCB-0153-0925

SCB Class: STESX

4

Advisor Class: SCRYX

September 30, 2025

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Portfolio Information

Small Cap Core Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$91	0.89%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, SCB Class, Advisor Class and Class Z shares of the Portfolio underperformed the Russell 2000 Index (the"benchmark"). From a quantitative perspective, an underweight to residual volatility and overweights to asset turnover and value detracted from performance, relative to the benchmark. While asset turnover and value exposures were detractors during the year, they are correlated with positive performance over the longer term. Similarly, while residual volatility detracted during the current period, it is generally associated with underperformance over the longer term. Conversely, the Portfolio’s exposure to companies with positive sentiment and momentum contributed to the Portfolio, along with an underweight to long-term reversal.

The Portfolio used derivatives in the form of futures for hedging purposes, which detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, from an industry perspective, an overweight exposure to construction & engineering and hotels, leisure, and consumer services contributed. Additionally, an underweight to biotechnology life sciences contributed.

Top detractors from performance:

  During the 12-month period, from an industry perspective, an underweight exposure to precious metals/gold mining and aerospace & defense detracted from the Portfolio. Additionally, an overweight to restaurants detracted.

Advisor Class: SCRYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,606	$10,911
09/17	$12,287	$12,580	$13,174
09/18	$13,840	$14,833	$15,181
09/19	$12,470	$15,464	$13,832
09/20	$12,075	$17,807	$13,885
09/21	$17,826	$23,149	$20,506
09/22	$14,079	$19,568	$15,687
09/23	$16,107	$23,798	$17,088
09/24	$20,433	$32,449	$21,661
09/25	$21,250	$38,159	$23,992

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/29/15
Advisor Class	4.00%	11.97%	8.03%
S&P 500 Index	17.60%	16.47%	14.70%
Russell 2000 Index	10.76%	11.56%	9.38%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SCRYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$732,509,031
# of Portfolio Holdings	275
Portfolio Turnover Rate	97%
Total Advisory Fees Paid (Net)	$5,548,505

Advisor Class: SCRYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NEXTracker, Inc. - Class A	$6,316,526	0.9%
Primoris Services Corp.	$5,795,326	0.8%
UMB Financial Corp.	$5,692,635	0.8%
Credo Technology Group Holding Ltd.	$5,546,285	0.7%
Hims & Hers Health, Inc.	$5,448,523	0.7%
SPX Technologies, Inc.	$5,344,523	0.7%
Fluor Corp.	$5,326,483	0.7%
ACI Worldwide, Inc.	$5,020,010	0.7%
AeroVironment, Inc.	$4,978,411	0.7%
Bridgebio Pharma, Inc.	$4,895,864	0.7%
Total	$54,364,586	7.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	18.5%
Financials	17.3%
Information Technology	15.9%
Health Care	15.7%
Consumer Discretionary	10.2%
Real Estate	5.5%
Energy	4.8%
Materials	3.3%
Utilities	2.9%
Communication Services	2.8%
Consumer Staples	2.1%
Short-Term Investments	1.8%
Other Assets Less Liabilities	-0.8%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCC-ADV-0153-0925

Advisor Class: SCRYX

3

Class Z: SCRZX

September 30, 2025

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Portfolio Information

Small Cap Core Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$90	0.88%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, SCB Class, Advisor Class and Class Z shares of the Portfolio underperformed the Russell 2000 Index (the"benchmark"). From a quantitative perspective, an underweight to residual volatility and overweights to asset turnover and value detracted from performance, relative to the benchmark. While asset turnover and value exposures were detractors during the year, they are correlated with positive performance over the longer term. Similarly, while residual volatility detracted during the current period, it is generally associated with underperformance over the longer term. Conversely, the Portfolio’s exposure to companies with positive sentiment and momentum contributed to the Portfolio, along with an underweight to long-term reversal.

The Portfolio used derivatives in the form of futures for hedging purposes, which detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, from an industry perspective, an overweight exposure to construction & engineering and hotels, leisure, and consumer services contributed. Additionally, an underweight to biotechnology life sciences contributed.

Top detractors from performance:

  During the 12-month period, from an industry perspective, an underweight exposure to precious metals/gold mining and aerospace & defense detracted from the Portfolio. Additionally, an overweight to restaurants detracted.

Class Z: SCRZX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,606	$10,911
09/17	$12,280	$12,580	$13,174
09/18	$13,838	$14,833	$15,181
09/19	$12,481	$15,464	$13,832
09/20	$12,077	$17,807	$13,885
09/21	$17,839	$23,149	$20,506
09/22	$14,101	$19,568	$15,687
09/23	$16,124	$23,798	$17,088
09/24	$20,459	$32,449	$21,661
09/25	$21,279	$38,159	$23,992

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/29/15
Class Z	4.01%	11.99%	8.05%
S&P 500 Index	17.60%	16.47%	14.70%
Russell 2000 Index	10.76%	11.56%	9.38%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SCRZX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$732,509,031
# of Portfolio Holdings	275
Portfolio Turnover Rate	97%
Total Advisory Fees Paid (Net)	$5,548,505

Class Z: SCRZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NEXTracker, Inc. - Class A	$6,316,526	0.9%
Primoris Services Corp.	$5,795,326	0.8%
UMB Financial Corp.	$5,692,635	0.8%
Credo Technology Group Holding Ltd.	$5,546,285	0.7%
Hims & Hers Health, Inc.	$5,448,523	0.7%
SPX Technologies, Inc.	$5,344,523	0.7%
Fluor Corp.	$5,326,483	0.7%
ACI Worldwide, Inc.	$5,020,010	0.7%
AeroVironment, Inc.	$4,978,411	0.7%
Bridgebio Pharma, Inc.	$4,895,864	0.7%
Total	$54,364,586	7.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	18.5%
Financials	17.3%
Information Technology	15.9%
Health Care	15.7%
Consumer Discretionary	10.2%
Real Estate	5.5%
Energy	4.8%
Materials	3.3%
Utilities	2.9%
Communication Services	2.8%
Consumer Staples	2.1%
Short-Term Investments	1.8%
Other Assets Less Liabilities	-0.8%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRZX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCC-Z-0153-0925

Class Z: SCRZX

3

SCB Class: SCRSX

September 30, 2025

SCAN ME

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Portfolio Information

Small Cap Core Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$115	1.13%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, SCB Class, Advisor Class and Class Z shares of the Portfolio underperformed the Russell 2000 Index (the"benchmark"). From a quantitative perspective, an underweight to residual volatility and overweights to asset turnover and value detracted from performance, relative to the benchmark. While asset turnover and value exposures were detractors during the year, they are correlated with positive performance over the longer term. Similarly, while residual volatility detracted during the current period, it is generally associated with underperformance over the longer term. Conversely, the Portfolio’s exposure to companies with positive sentiment and momentum contributed to the Portfolio, along with an underweight to long-term reversal.

The Portfolio used derivatives in the form of futures for hedging purposes, which detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, from an industry perspective, an overweight exposure to construction & engineering and hotels, leisure, and consumer services contributed. Additionally, an underweight to biotechnology life sciences contributed.

Top detractors from performance:

  During the 12-month period, from an industry perspective, an underweight exposure to precious metals/gold mining and aerospace & defense detracted from the Portfolio. Additionally, an overweight to restaurants detracted.

SCB Class: SCRSX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,545	$10,606	$10,911
09/17	$12,230	$12,580	$13,174
09/18	$13,751	$14,833	$15,181
09/19	$12,356	$15,464	$13,832
09/20	$11,933	$17,807	$13,885
09/21	$17,579	$23,149	$20,506
09/22	$13,856	$19,568	$15,687
09/23	$15,805	$23,798	$17,088
09/24	$20,004	$32,449	$21,661
09/25	$20,756	$38,159	$23,992

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 12/29/15
SCB Class	3.76%	11.71%	7.77%
S&P 500 Index	17.60%	16.47%	14.70%
Russell 2000 Index	10.76%	11.56%	9.38%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SCRSX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$732,509,031
# of Portfolio Holdings	275
Portfolio Turnover Rate	97%
Total Advisory Fees Paid (Net)	$5,548,505

SCB Class: SCRSX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NEXTracker, Inc. - Class A	$6,316,526	0.9%
Primoris Services Corp.	$5,795,326	0.8%
UMB Financial Corp.	$5,692,635	0.8%
Credo Technology Group Holding Ltd.	$5,546,285	0.7%
Hims & Hers Health, Inc.	$5,448,523	0.7%
SPX Technologies, Inc.	$5,344,523	0.7%
Fluor Corp.	$5,326,483	0.7%
ACI Worldwide, Inc.	$5,020,010	0.7%
AeroVironment, Inc.	$4,978,411	0.7%
Bridgebio Pharma, Inc.	$4,895,864	0.7%
Total	$54,364,586	7.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	18.5%
Financials	17.3%
Information Technology	15.9%
Health Care	15.7%
Consumer Discretionary	10.2%
Real Estate	5.5%
Energy	4.8%
Materials	3.3%
Utilities	2.9%
Communication Services	2.8%
Consumer Staples	2.1%
Short-Term Investments	1.8%
Other Assets Less Liabilities	-0.8%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SCRSX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCC-SCB-0153-0925

SCB Class: SCRSX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees*
Bernstein Fund Inc. Small Cap Core Portfolio	2024	$22,785	$1,176	$26,792
	2025	$20,506	$807	$27,593
Bernstein Fund Inc. International Small Cap Portfolio	2024	$26,250	$1,176	$60,056
	2025	$23,618	$807	$57,963
Bernstein Fund Inc. International Strategic Equities Portfolio	2024	$26,250	$1,176	$130,492
	2025	$23,618	$807	$129,607

*	Paid to Ernst & Young LLP.

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Bernstein Fund Inc. Small Cap Core Portfolio	2024	$4,438,852	$27,968
			$(1,176)
			$(26,792)
	2025	$1,113,924	$28,400
			$(807)
			$(27,593)
Bernstein Fund Inc. International Small Cap Portfolio	2024	$4,472,116	$61,232
			$(1,176)
			$(60,056)
	2025	$1,144,294	$58,770
			$(807)
			$(57,963)
Bernstein Fund Inc. International Strategic Equities Portfolio	2024	$4,542,552	$131,668
			$(1,176)
			$(130,492)
	2025	$1,215,938	$130,414
			$(807)
			$(129,607)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SEPTEMBER 30, 2025

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

September 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS–99.0%

Industrials–18.5%
Aerospace & Defense–2.2%
AeroVironment, Inc.(a)	15,810	$4,978,411
Ducommun, Inc.(a)	25,200	2,422,476
Kratos Defense & Security Solutions, Inc.(a)	48,320	4,414,998
Leonardo DRS, Inc.	66,610	3,024,094
V2X, Inc.(a)	19,750	1,147,278

		15,987,257

Building Products–1.6%
Apogee Enterprises, Inc.	32,770	1,427,789
Armstrong World Industries, Inc.	17,950	3,518,380
Gibraltar Industries, Inc.(a)	31,711	1,991,451
UFP Industries, Inc.	19,827	1,853,626
Zurn Elkay Water Solutions Corp.–Class C	69,240	3,256,357

		12,047,603

Commercial Services & Supplies–0.7%
Healthcare Services Group, Inc.(a)	78,570	1,322,333
Liquidity Services, Inc.(a)	76,050	2,086,052
Montrose Environmental Group, Inc.(a)	50,450	1,385,357

		4,793,742

Construction & Engineering–3.0%
Construction Partners, Inc.–Class A(a)	32,522	4,130,294
Dycom Industries, Inc.(a)	4,340	1,266,238
Everus Construction Group, Inc.(a)	27,910	2,393,282
Fluor Corp.(a)	126,610	5,326,483
Granite Construction, Inc.	19,810	2,172,167
Matrix Service Co.(a)	75,060	981,785
Primoris Services Corp.	42,200	5,795,326

		22,065,575

Electrical Equipment–1.6%
LSI Industries, Inc.	74,650	1,762,487
NEXTracker, Inc.–Class A(a)	85,370	6,316,526
Powell Industries, Inc.	7,499	2,285,770
Power Solutions International, Inc.(a)	12,440	1,221,857

		11,586,640

Ground Transportation–0.5%
ArcBest Corp.	26,183	1,829,406
FTAI Infrastructure, Inc.	411,620	1,794,663

		3,624,069

Machinery–4.3%
Blue Bird Corp.(a)	70,240	4,042,312
Enpro, Inc.	18,570	4,196,820
Esab Corp.	20,442	2,284,189
ESCO Technologies, Inc.	17,860	3,770,425
JBT Marel Corp.	34,250	4,810,412

Company	Shares	U.S. $ Value
Mueller Industries, Inc.	35,310	$3,570,194
SPX Technologies, Inc.(a)	28,614	5,344,523
Watts Water Technologies, Inc.–Class A	11,836	3,305,558

		31,324,433

Marine Transportation–0.6%
Kirby Corp.(a)	29,540	2,465,113
Matson, Inc.	19,100	1,883,069

		4,348,182

Professional Services–2.8%
ExlService Holdings, Inc.(a)	73,310	3,227,839
FTI Consulting, Inc.(a)	8,030	1,298,050
Huron Consulting Group, Inc.(a)	14,210	2,085,602
IBEX Holdings Ltd.(a)	48,420	1,961,978
ICF International, Inc.	15,730	1,459,744
Legalzoom.com, Inc.(a)	275,102	2,855,559
Upwork, Inc.(a)	219,420	4,074,629
Willdan Group, Inc.(a)	34,490	3,334,838

		20,298,239

Trading Companies & Distributors–1.2%
BlueLinx Holdings, Inc.(a)	21,100	1,541,988
Boise Cascade Co.	31,482	2,434,188
DNOW, Inc.(a)	109,640	1,672,010
MRC Global, Inc.(a)	240,752	3,471,644

		9,119,830

		135,195,570

Financials–17.3%
Banks–10.1%
1st Source Corp.	62,907	3,872,555
Bank of Marin Bancorp	81,880	1,988,046
BankUnited, Inc.	104,339	3,981,576
Bridgewater Bancshares, Inc.(a)	18,243	321,077
California BanCorp(a)	48,460	808,313
Capital Bancorp, Inc.	26,420	842,798
First BanCorp/Puerto Rico	205,310	4,527,085
First Bancorp/Southern Pines NC	77,690	4,109,024
First Hawaiian, Inc.	146,150	3,628,905
Flagstar Financial, Inc.	334,930	3,868,442
Heritage Commerce Corp.	90,390	897,573
Heritage Financial Corp./WA	153,170	3,705,182
HomeTrust Bancshares, Inc.	19,661	804,921
Independent Bank Corp.	61,002	4,219,508
International Bancshares Corp.	62,290	4,282,437
Mid Penn Bancorp, Inc.	29,070	832,565
Nicolet Bankshares, Inc.	28,499	3,833,116
Texas Capital Bancshares, Inc.(a)	53,320	4,507,140
Third Coast Bancshares, Inc.(a)	21,570	819,013
TriCo Bancshares	84,063	3,733,238
UMB Financial Corp.	48,100	5,692,635
Unity Bancorp, Inc.	15,610	762,861
Washington Trust Bancorp, Inc.	31,220	902,258
Webster Financial Corp.	60,010	3,566,994
Wintrust Financial Corp.	26,680	3,533,499

2025 Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
WSFS Financial Corp.	77,580	$4,183,889

		74,224,650

Capital Markets–2.0%
Donnelley Financial Solutions, Inc.(a)	41,023	2,109,813
Federated Hermes, Inc.	66,630	3,460,096
Houlihan Lokey, Inc.	10,186	2,091,390
Piper Sandler Cos.	7,070	2,453,219
PJT Partners, Inc.–Class A	19,080	3,391,088
WisdomTree, Inc.(b)	80,510	1,119,089

		14,624,695

Consumer Finance–1.0%
Dave, Inc.(a)	12,157	2,423,498
NerdWallet, Inc.–Class A(a)	137,470	1,479,177
PROG Holdings, Inc.	103,290	3,342,465

		7,245,140

Financial Services–1.9%
Jackson Financial, Inc.–Class A	30,604	3,098,043
NCR Atleos Corp.(a)	94,818	3,727,296
Payoneer Global, Inc.(a)	493,762	2,987,260
Remitly Global, Inc.(a)	114,900	1,872,870
Sezzle, Inc.(a)(b)	12,650	1,006,054
Shift4 Payments, Inc.–Class A(a)(b)	13,530	1,047,222

		13,738,745

Insurance–2.0%
Assured Guaranty Ltd.	34,840	2,949,206
Employers Holdings, Inc.	32,740	1,390,795
Genworth Financial, Inc.(a)	385,180	3,428,102
Hanover Insurance Group, Inc. (The)	18,138	3,294,405
Heritage Insurance Holdings, Inc.(a)	56,360	1,419,145
Palomar Holdings, Inc.(a)	19,620	2,290,635

		14,772,288

Mortgage Real Estate Investment Trusts (REITs)–0.3%
BrightSpire Capital, Inc.	183,940	998,794
TPG RE Finance Trust, Inc.	155,150	1,328,084

		2,326,878

		126,932,396

Information Technology–15.9%
Communications Equipment–1.1%
ADTRAN Holdings, Inc.(a)	214,340	2,010,509
Calix, Inc.(a)	40,700	2,497,759
Harmonic, Inc.(a)	143,680	1,462,663
NETGEAR, Inc.(a)	76,370	2,473,624

		8,444,555

Electronic Equipment, Instruments & Components–3.6%
Allegro MicroSystems, Inc.(a)	39,370	1,149,604
Arlo Technologies, Inc.(a)	199,330	3,378,643
Avnet, Inc.	55,950	2,925,066
Daktronics, Inc.(a)	130,530	2,730,688
Fabrinet(a)	12,120	4,419,194
Plexus Corp.(a)	30,800	4,456,452

Company	Shares	U.S. $ Value
Sanmina Corp.(a)	33,846	$3,896,013
TTM Technologies, Inc.(a)	55,320	3,186,432

		26,142,092

IT Services–0.6%
DXC Technology Co.(a)	81,860	1,115,752
Grid Dynamics Holdings, Inc.(a)	268,560	2,070,597
TSS, Inc./MD(a)	84,860	1,536,815

		4,723,164

Semiconductors & Semiconductor Equipment–3.8%
Axcelis Technologies, Inc.(a)	34,220	3,341,241
Credo Technology Group Holding Ltd.(a)	38,090	5,546,285
FormFactor, Inc.(a)	30,980	1,128,292
Ichor Holdings Ltd.(a)	31,020	543,470
MACOM Technology Solutions Holdings, Inc.(a)	19,700	2,452,453
Penguin Solutions, Inc.(a)	115,120	3,025,353
Photronics, Inc.(a)	144,030	3,305,488
Rambus, Inc.(a)	41,674	4,342,431
Semtech Corp.(a)	56,120	4,009,774

		27,694,787

Software–6.6%
ACI Worldwide, Inc.(a)	95,130	5,020,010
Alkami Technology, Inc.(a)(b)	102,160	2,537,654
Amplitude, Inc.–Class A(a)	221,790	2,377,589
AvidXchange Holdings, Inc.(a)	387,240	3,853,038
Box, Inc.–Class A(a)	139,870	4,513,605
Braze, Inc.–Class A(a)	117,034	3,328,447
Five9, Inc.(a)	86,490	2,093,058
Freshworks, Inc.–Class A(a)	168,250	1,980,303
Intapp, Inc.(a)	72,190	2,952,571
InterDigital, Inc.	3,760	1,298,065
LiveRamp Holdings, Inc.(a)	142,342	3,863,162
OneSpan, Inc.	167,740	2,665,389
Ooma, Inc.(a)	102,880	1,233,531
Progress Software Corp.(a)	24,581	1,079,843
Qualys, Inc.(a)	17,270	2,285,339
Rapid7, Inc.(a)	54,360	1,019,250
SEMrush Holdings, Inc.–Class A(a)	228,320	1,616,506
SPS Commerce, Inc.(a)	31,180	3,247,085
Tenable Holdings, Inc.(a)	35,740	1,042,178

		48,006,623

Technology Hardware, Storage & Peripherals–0.2%
ACV Auctions, Inc.–Class A(a)	141,860	1,405,833

		116,417,054

Health Care–15.7%
Biotechnology–7.2%
Akero Therapeutics, Inc.(a)	73,930	3,510,196
Apogee Therapeutics, Inc.(a)	61,920	2,460,082
ARS Pharmaceuticals, Inc.(a)(b)	281,360	2,827,668
Ascendis Pharma A/S (ADR)(a)	14,727	2,927,875
Bridgebio Pharma, Inc.(a)	94,260	4,895,864
Caris Life Sciences, Inc.(a)	86,820	2,626,305
Celcuity, Inc.(a)	47,040	2,323,776

2	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
CG oncology, Inc.(a)(b)	100,140	$4,033,639
Denali Therapeutics, Inc.(a)	173,480	2,518,930
Dianthus Therapeutics, Inc.(a)	70,240	2,763,944
Halozyme Therapeutics, Inc.(a)	40,080	2,939,467
Legend Biotech Corp. (ADR)(a)	82,670	2,695,869
Mineralys Therapeutics, Inc.(a)	64,750	2,455,320
Newamsterdam Pharma Co. NV(a)(b)	103,031	2,930,202
Rhythm Pharmaceuticals, Inc.(a)	39,770	4,016,372
Viridian Therapeutics, Inc.(a)	143,060	3,087,235
Xenon Pharmaceuticals, Inc.(a)	88,570	3,556,085

		52,568,829

Health Care Equipment & Supplies–1.8%
AtriCure, Inc.(a)	108,190	3,813,697
CONMED Corp.	35,329	1,661,523
Integer Holdings Corp.(a)	42,040	4,343,993
Kestra Medical Technologies Ltd.(a)	108,030	2,566,793
Selectquote, Inc.(a)	574,660	1,126,334

		13,512,340

Health Care Providers & Services–3.8%
Addus HomeCare Corp.(a)	11,870	1,400,541
BrightSpring Health Services, Inc.(a)	154,530	4,567,907
CorVel Corp.(a)	14,540	1,125,687
GeneDx Holdings Corp.(a)	17,100	1,842,354
HealthEquity, Inc.(a)	51,410	4,872,126
Hims & Hers Health, Inc.(a)(b)	96,060	5,448,523
Option Care Health, Inc.(a)	158,650	4,404,124
PROCEPT BioRobotics Corp.(a)	86,857	3,099,926
Talkspace, Inc.(a)	458,450	1,265,322

		28,026,510

Health Care Technology–0.7%
Teladoc Health, Inc.(a)	304,469	2,353,545
Waystar Holding Corp.(a)	68,970	2,615,343

		4,968,888

Life Sciences Tools & Services–0.4%
Niagen Bioscience, Inc.(a)	116,570	1,087,598
Repligen Corp.(a)	15,070	2,014,407

		3,102,005

Pharmaceuticals–1.8%
Amneal Pharmaceuticals, Inc.(a)	114,860	1,149,749
Corcept Therapeutics, Inc.(a)	7,064	587,089
Harmony Biosciences Holdings, Inc.(a)	109,960	3,030,498
Phibro Animal Health Corp.–Class A	89,930	3,638,568
Rapport Therapeutics, Inc.(a)	72,340	2,148,498
Trevi Therapeutics, Inc.(a)	286,370	2,620,285

		13,174,687

		115,353,259

Consumer Discretionary–10.2%
Automobile Components–1.4%
American Axle & Manufacturing Holdings, Inc.(a)	352,500	2,118,525
Modine Manufacturing Co.(a)	27,930	3,970,529
Visteon Corp.	34,650	4,153,149

		10,242,203

Company	Shares	U.S. $ Value
Automobiles–0.2%
Winnebago Industries, Inc.	44,076	$1,473,901

Diversified Consumer Services–1.8%
Adtalem Global Education, Inc.(a)	11,610	1,793,165
Coursera, Inc.(a)	182,910	2,141,876
Frontdoor, Inc.(a)	60,370	4,062,297
Graham Holdings Co.–Class B	2,550	3,002,141
Udemy, Inc.(a)	320,110	2,243,971

		13,243,450

Hotels, Restaurants & Leisure–2.0%
Accel Entertainment, Inc.(a)	156,020	1,727,141
Brinker International, Inc.(a)	32,860	4,162,705
Nathan’s Famous, Inc.	12,950	1,434,083
Portillo’s, Inc.–Class A(a)(b)	123,050	793,673
Rush Street Interactive, Inc.(a)	175,738	3,599,114
Travel & Leisure Co.	21,981	1,307,650
Wingstop, Inc.	5,480	1,379,206

		14,403,572

Household Durables–1.6%
Hovnanian Enterprises, Inc.–Class A(a)	9,750	1,252,777
KB Home	56,140	3,572,750
Taylor Morrison Home Corp.(a)	71,791	4,738,924
Tri Pointe Homes, Inc.(a)	72,630	2,467,241

		12,031,692

Leisure Products–0.3%
Acushnet Holdings Corp.	18,520	1,453,635
MasterCraft Boat Holdings, Inc.(a)	48,270	1,035,874

		2,489,509

Specialty Retail–2.3%
AutoNation, Inc.(a)	11,850	2,592,425
Boot Barn Holdings, Inc.(a)	25,490	4,224,203
Build-A-Bear Workshop, Inc.	15,648	1,020,406
Group 1 Automotive, Inc.	7,530	3,294,450
Urban Outfitters, Inc.(a)	40,750	2,910,772
Winmark Corp.	5,040	2,508,761

		16,551,017

Textiles, Apparel & Luxury Goods–0.6%
G-III Apparel Group Ltd.(a)	55,640	1,480,580
Kontoor Brands, Inc.	33,950	2,708,192

		4,188,772

		74,624,116

Real Estate–5.5%
Diversified REITs–0.9%
Alexander & Baldwin, Inc.	200,580	3,648,550
American Assets Trust, Inc.	53,420	1,085,495
Broadstone Net Lease, Inc.	119,860	2,141,898

		6,875,943

Health Care REITs–0.4%
Sabra Health Care REIT, Inc.	160,820	2,997,685

2025 Annual Report	3

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Hotel & Resort REITs–0.9%
RLJ Lodging Trust(b)	276,309	$1,989,425
Ryman Hospitality Properties, Inc.	34,130	3,057,706
Summit Hotel Properties, Inc.	299,930	1,646,616

		6,693,747

Industrial REITs–0.3%
STAG Industrial, Inc.	64,614	2,280,228

Office REITs–0.7%
COPT Defense Properties	107,050	3,110,873
Empire State Realty Trust, Inc.–Class A	262,460	2,010,444

		5,121,317

Real Estate Management & Development–0.5%
Forestar Group, Inc.(a)	133,150	3,540,458

Residential REITs–0.4%
Independence Realty Trust, Inc.	169,310	2,774,991

Retail REITs–1.1%
Acadia Realty Trust	136,297	2,746,385
NETSTREIT Corp.(b)	174,620	3,153,637
SITE Centers Corp.	232,320	2,093,203

		7,993,225

Specialized REITs–0.3%
National Storage Affiliates Trust	58,170	1,757,897

		40,035,491

Energy–4.8%
Energy Equipment & Services–1.7%
Cactus, Inc.–Class A	90,710	3,580,324
Liberty Energy, Inc.	143,083	1,765,644
Patterson-UTI Energy, Inc.	599,400	3,104,892
Ranger Energy Services, Inc.–Class A	224,030	3,145,381
Select Water Solutions, Inc.	94,128	1,006,228

		12,602,469

Oil, Gas & Consumable Fuels–3.1%
HF Sinclair Corp.	43,942	2,299,924
Magnolia Oil & Gas Corp.–Class A	183,430	4,378,474
Matador Resources Co.	64,460	2,896,188
NexGen Energy Ltd.(a)	397,200	3,554,940
Northern Oil & Gas, Inc.(b)	74,990	1,859,752
Peabody Energy Corp.	179,890	4,770,683
Teekay Corp., Ltd.	319,200	2,611,056

		22,371,017

		34,973,486

Materials–3.3%
Chemicals–1.4%
AdvanSix, Inc.	103,530	2,006,411
Avient Corp.	68,900	2,270,255
Axalta Coating Systems Ltd.(a)	104,270	2,984,207
Element Solutions, Inc.	57,080	1,436,704
Methanex Corp.	45,000	1,789,200

		10,486,777

Company	Shares	U.S. $ Value
Construction Materials–0.3%
United States Lime & Minerals, Inc.	18,340	$2,412,627

Containers & Packaging–0.5%
O-I Glass, Inc.(a)	252,110	3,269,867

Metals & Mining–1.1%
Coeur Mining, Inc.(a)	126,130	2,366,199
Olympic Steel, Inc.	73,540	2,239,293
Worthington Steel, Inc.	115,880	3,521,593

		8,127,085

		24,296,356

Utilities–2.9%
Electric Utilities–1.2%
Genie Energy Ltd.–Class B	79,068	1,182,067
Hawaiian Electric Industries, Inc.(a)	88,630	978,475
IDACORP, Inc.	27,430	3,624,874
Portland General Electric Co.	66,610	2,930,840

		8,716,256

Gas Utilities–1.7%
Chesapeake Utilities Corp.	27,630	3,721,485
ONE Gas, Inc.	58,730	4,753,606
Southwest Gas Holdings, Inc.	53,187	4,166,670

		12,641,761

		21,358,017

Communication Services–2.8%
Diversified Telecommunication Services–0.4%
Bandwidth, Inc.–Class A(a)	86,130	1,435,787
IDT Corp.–Class B	24,700	1,292,057

		2,727,844

Interactive Media & Services–1.4%
Cargurus, Inc.(a)	54,230	2,018,983
EverQuote, Inc.–Class A(a)	98,080	2,243,090
fuboTV, Inc.(a)	380,430	1,578,784
TripAdvisor, Inc.(a)(b)	153,870	2,501,926
Yelp, Inc.(a)	66,275	2,067,780

		10,410,563

Media–1.0%
Criteo SA (Sponsored ADR)(a)	64,840	1,465,384
Gambling.com Group Ltd.(a)	113,120	925,322
Integral Ad Science Holding Corp.(a)	181,340	1,844,228
Scholastic Corp.	128,240	3,511,211

		7,746,145

		20,884,552

Consumer Staples–2.1%
Food Products–1.7%
Cal-Maine Foods, Inc.	33,880	3,188,108
Dole PLC	238,690	3,207,994

4	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Nomad Foods Ltd.	88,270	$1,160,751
Seneca Foods Corp.–Class A(a)	18,860	2,035,748
Vital Farms, Inc.(a)	62,990	2,592,038

		12,184,639

Household Products–0.4%
WD-40 Co.	15,180	2,999,568

		15,184,207

Total Common Stocks (cost $627,219,836)		725,254,504

SHORT-TERM INVESTMENTS–0.7%
Investment Companies–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(c)(d)(e) (cost $4,836,603)	4,836,603	4,836,603

Total Investments Before Security Lending Collateral for Securities Loaned–99.7% (cost $632,056,439)		730,091,107

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.1%
Investment Companies–1.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(c)(d)(e) (cost $8,303,095)	8,303,095	$8,303,095

Total Investments—100.8% (cost $640,359,534)		738,394,202

Other assets less liabilities—(0.8)%		(5,885,171)

Net Assets—100.0%		$732,509,031

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	300	December 2025	$36,832,500	$589,754

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan. See Note 2E for securities lending information.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

2025 Annual Report	5

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

September 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS–97.0%

Industrials–22.0%
Aerospace & Defense–3.0%
Babcock International Group PLC	758,035	$13,637,412
Chemring Group PLC	345,944	2,747,679
Garden Reach Shipbuilders & Engineers Ltd.	76,613	2,196,126
LIG Nex1 Co., Ltd.	23,600	8,666,822
Saab AB–Class B	145,699	8,952,070

		36,200,109

Air Freight & Logistics–0.8%
Hamakyorex Co., Ltd.	268,200	2,842,804
Logista Integral SA	208,766	7,091,151

		9,933,955

Commercial Services & Supplies–1.6%
Bilfinger SE	27,727	3,062,637
Binjiang Service Group Co., Ltd.–Class H(a)	779,000	2,502,586
Elis SA	276,784	7,989,165
L&K Engineering Co., Ltd.	114,000	1,351,493
Mitie Group PLC	1,478,319	2,776,804
Parkin Co. PJSC	768,334	1,150,498

		18,833,183

Construction & Engineering–2.3%
Balfour Beatty PLC	1,958,956	17,105,581
Koninklijke Heijmans N.V	42,130	2,933,375
Samsung E&A Co., Ltd.	91,660	1,752,224
United Integrated Services Co., Ltd.	83,000	2,451,794
Ventia Services Group Pty Ltd.	811,576	2,742,846

		26,985,820

Electrical Equipment–1.9%
Electrical Industries Co.	945,880	2,761,400
Hyosung Heavy Industries Corp.	6,915	6,634,932
Nexans SA	81,525	12,140,187
Nordex SE(b)	38,430	987,088

		22,523,607

Ground Transportation–1.4%
Dubai Taxi Co. PJSC	2,822,288	1,990,097
Keisei Electric Railway Co., Ltd.	760,600	7,055,036
Maruzen Showa Unyu Co., Ltd.	56,500	2,652,078
Sakai Moving Service Co., Ltd.	117,900	2,386,550
Seino Holdings Co., Ltd.(c)	143,600	2,114,999

		16,198,760

Industrial Conglomerates–1.0%
Bidvest Group Ltd.(c)	628,771	7,712,002
Hyosung Corp.	61,350	3,715,793

		11,427,795

Company	Shares	U.S. $ Value
Machinery–6.2%
ANDRITZ AG	31,067	$2,191,861
Burckhardt Compression Holding AG	3,330	2,594,588
DMG Mori Co., Ltd.	263,000	5,284,608
Ebara Corp.	157,300	3,585,581
ESAB India Ltd.	31,152	1,730,469
HD Hyundai Mipo	15,801	2,294,424
Hyundai Elevator Co., Ltd.	126,629	7,229,997
Hyundai Rotem Co., Ltd.	54,554	8,527,924
Kalmar Oyj–Class B	56,242	2,233,762
Kardex Holding AG (REG)	7,409	2,894,953
Kawasaki Heavy Industries Ltd.(c)	142,700	9,418,130
KION Group AG	112,274	7,617,290
Konecranes Oyj	35,200	2,914,181
Krones AG	16,145	2,358,859
Lonking Holdings Ltd.–Class H	6,629,000	2,535,631
Sany Heavy Equipment International Holdings Co., Ltd.–Class H	2,757,000	2,876,050
Shibaura Machine Co., Ltd.(c)	82,400	2,343,090
Tocalo Co., Ltd.	178,100	2,615,808
Tsubakimoto Chain Co.	151,200	2,194,074

		73,441,280

Marine Transportation–0.4%
Hoegh Autoliners ASA	220,121	2,365,276
Wallenius Wilhelmsen ASA	273,311	2,432,681

		4,797,957

Passenger Airlines–1.1%
El Al Israel Airlines(b)	346,167	1,577,996
JET2 PLC	451,887	8,626,264
Norwegian Air Shuttle ASA	1,590,730	2,538,678

		12,742,938

Professional Services–1.2%
en Japan, Inc.	459,200	5,056,857
JAC Recruitment Co., Ltd.	348,600	2,550,179
MEITEC Group Holdings, Inc.	118,500	2,556,245
NICE Information Service Co., Ltd.	201,950	2,006,947
Persol Holdings Co., Ltd.	1,333,600	2,428,944

		14,599,172

Transportation Infrastructure–1.1%
Grupo Aeroportuario del Centro Norte SAB de CV	995,297	12,846,171

		260,530,747

Financials–15.7%
Banks–7.9%
Alior Bank SA	22,050	624,065
Alpha Bank SA	3,126,420	13,296,832
AU Small Finance Bank Ltd.(a)	380,414	3,133,856
Banco del Bajio SA(a)	989,650	2,494,998
Bank of Cyprus Holdings PLC	616,972	5,852,564
Bank of Ireland Group PLC	725,155	12,006,626
BAWAG Group AG(a)(b)	73,608	9,703,968
BNK Financial Group, Inc.	229,541	2,388,692

6	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Dah Sing Banking Group Ltd.–Class H	1,650,000	$2,077,071
Dah Sing Financial Holdings Ltd.–Class H	208,000	906,898
Iyogin Holdings, Inc.	172,500	2,605,060
JB Financial Group Co., Ltd.	436,570	7,159,603
Juroku Financial Group, Inc.	66,900	2,488,577
Mebuki Financial Group, Inc.	2,655,400	16,917,239
Norion Bank AB(b)	74,824	537,822
Seven Bank Ltd.(c)	525,000	1,035,861
Shizuoka Financial Group, Inc.	233,300	3,191,365
SpareBank 1 Nord Norge	173,191	2,444,594
Sydbank AS	8,176	657,264
Tokyo Kiraboshi Financial Group, Inc.	20,600	1,001,051
Unicaja Banco SA(a)	1,117,898	3,076,155

		93,600,161

Capital Markets–2.8%
AJ Bell PLC	370,168	2,718,091
Alpha Group International PLC(a)(b)	45,493	2,573,930
Foresight Group Holdings Ltd.	327,616	2,148,771
JF SmartInvest Holdings Ltd.–Class H	104,500	998,844
KIWOOM Securities Co., Ltd.	3,410	596,126
Motilal Oswal Financial Services Ltd.	807,789	8,050,319
Polar Capital Holdings PLC	303,247	1,964,152
Rosebank Industries PLC(b)	1,084,749	5,303,269
Samsung Securities Co., Ltd.	86,271	4,413,958
Sdiptech AB–Class B(b)	65,731	1,216,238
Yangzijiang Financial Holding Ltd.	3,029,100	2,819,765

		32,803,463

Consumer Finance–1.0%
Credit Corp. Group Ltd.	139,807	1,412,659
Credit Saison Co., Ltd.	342,700	9,138,019
FinVolution Group (ADR)	228,750	1,685,888

		12,236,566

Financial Services–2.4%
BFF Bank SpA(a)(b)	169,936	2,183,260
Financial Partners Group Co., Ltd.	154,200	2,475,005
L&T Finance Ltd.	2,088,502	5,862,335
OSB Group PLC	1,357,478	10,382,360
PNB Housing Finance Ltd.(a)	784,957	7,625,764

		28,528,724

Insurance–1.6%
Beazley PLC	53,954	659,855
Coface SA	138,106	2,582,331
Hiscox Ltd.	475,645	8,779,358
Lifenet Insurance Co.(b)(c)	341,100	4,780,203
Protector Forsikring ASA	51,807	2,554,692

		19,356,439

		186,525,353

Information Technology–14.4%
Communications Equipment–0.5%
Arcadyan Technology Corp.(b)	181,000	1,308,081
Ituran Location & Control Ltd.	63,300	2,261,076
VTech Holdings Ltd.–Class H	254,800	2,053,254

		5,622,411

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components–3.1%
Barco NV	158,720	$2,525,136
BOE Varitronix Ltd.–Class H(c)	1,352,000	972,696
Canon Marketing Japan, Inc.	65,100	2,632,816
DataTec Ltd.	35,226	122,459
E Ink Holdings, Inc.	1,281,000	10,177,381
Elite Material Co., Ltd.	316,000	12,788,906
Kaga Electronics Co., Ltd.	85,800	2,052,573
Mycronic AB	40,550	929,608
Next Vision Stabilized Systems Ltd.	27,110	1,229,277
VusionGroup	8,887	2,671,251

		36,102,103

IT Services–3.4%
BIPROGY, Inc.	256,100	10,447,822
Computacenter PLC	84,390	3,057,324
Cyient Ltd.	522,232	6,732,219
Data#3 Ltd.	412,510	2,507,319
Digital Garage, Inc.	328,200	8,022,356
Future Corp.	164,200	2,576,475
Mastek Ltd.	171,846	4,231,973
NSD Co., Ltd.	34,700	815,774
One Software Technologies Ltd.	96,231	2,349,888

		40,741,150

Semiconductors & Semiconductor Equipment–5.4%
Elan Microelectronics Corp.	294,000	1,259,184
Faraday Technology Corp.	110,497	578,316
HPSP Co., Ltd.	260,399	6,269,185
King Yuan Electronics Co., Ltd.	1,410,000	7,628,591
Melexis NV(c)	29,727	2,369,708
MPI Corp.	53,000	3,007,459
Nanya Technology Corp.(b)	4,058,000	9,783,663
Rorze Corp.	540,500	8,110,571
Sanken Electric Co., Ltd.(b)	154,500	7,499,986
Shibaura Mechatronics Corp.	25,900	2,290,780
Sitronix Technology Corp.	84,000	600,233
Tokyo Seimitsu Co., Ltd.	120,300	8,140,866
Tri Chemical Laboratories, Inc.(c)	329,600	6,485,368

		64,023,910

Software–1.0%
Birlasoft Ltd.	119,376	473,015
Magic Software Enterprises Ltd.	110,960	2,254,856
Plus Alpha Consulting Co., Ltd.	108,525	1,833,489
Systena Corp.	837,000	2,995,283
Technology One Ltd.	116,648	2,969,668
WingArc1st, Inc.	69,800	1,542,005

		12,068,316

Technology Hardware, Storage & Peripherals–1.0%
Chenbro Micom Co., Ltd.	365,000	7,144,827
Chicony Electronics Co., Ltd.	371,000	1,685,123
Toshiba TEC Corp.(b)	8,500	173,867
Wacom Co., Ltd.	479,700	2,645,542

		11,649,359

		170,207,249

2025 Annual Report	7

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary–10.7%
Automobile Components–2.1%
Banco Products India Ltd.(b)	164,929	$1,543,710
Mahle Metal Leve SA	268,100	1,375,698
Niterra Co., Ltd.	75,600	2,916,217
Opmobility	131,575	2,122,554
PWR Holdings Ltd.(c)	300,167	1,543,437
Schaeffler AG	340,771	2,280,519
Toyo Tire Corp.	342,800	9,101,192
Toyota Boshoku Corp.	161,600	2,674,693
Valeo SE	111,550	1,406,742

		24,964,762

Automobiles–0.3%
Piaggio & C SpA(c)	1,598,929	3,686,347

Broadline Retail–0.5%
Mercari, Inc.(b)	350,500	5,390,699

Diversified Consumer Services–0.2%
ME GROUP INTERNATIONAL PLC	870,089	2,176,589

Hotels, Restaurants & Leisure–0.9%
Atour Lifestyle Holdings Ltd. (ADR)	67,935	2,553,677
Jollibee Foods Corp.	1,593,090	5,857,753
McDonald’s Holdings Co. Japan Ltd.	66,500	2,788,919

		11,200,349

Household Durables–1.4%
Bellway PLC	218,194	7,228,509
Casio Computer Co., Ltd.	1,154,800	9,490,081

		16,718,590

Leisure Products–2.6%
BRP, Inc.(c)	106,188	6,456,584
Dream International Ltd.–Class H	2,104,000	3,397,689
Sankyo Co., Ltd.	148,700	2,583,474
Sega Sammy Holdings, Inc.	384,000	8,090,898
Technogym SpA(a)	151,849	2,578,601
Tsuburaya Fields Holdings, Inc.	514,800	7,881,196

		30,988,442

Specialty Retail–0.4%
Lovisa Holdings Ltd.	58,338	1,442,999
Pet Valu Holdings Ltd.	110,209	2,850,055

		4,293,054

Textiles, Apparel & Luxury Goods–2.3%
Arvind Ltd.	1,658,649	5,675,394
Burberry Group PLC(b)	419,582	6,628,284
JNBY Design Ltd.–Class H(a)	810,000	1,907,381
Li Ning Co., Ltd.–Class H	2,094,000	4,734,903
Makalot Industrial Co., Ltd.	201,140	1,920,336
Marimekko Oyj	129,463	1,904,993
Mavi Giyim Sanayi Ve Ticaret AS–Class B(a)	1,046,282	941,596
Yue Yuen Industrial Holdings Ltd.–Class H(c)	2,363,500	4,019,741

		27,732,628

		127,151,460

Company	Shares	U.S. $ Value

Materials–8.2%
Chemicals–3.5%
Castrol India Ltd.	1,147,102	$2,582,021
FUCHS SE (Preference Shares)	41,601	1,865,290
Fufeng Group Ltd.–Class H	2,447,000	2,749,916
Gulf Oil Lubricants India Ltd.	169,190	2,307,140
Kumho Petrochemical Co., Ltd.	70,331	5,238,913
Kuraray Co., Ltd.	643,400	7,395,512
Omnia Holdings Ltd.	512,487	2,127,088
TKG Huchems Co., Ltd.	149,759	1,889,931
Tosoh Corp.(c)	431,800	6,387,842
Zeon Corp.	759,100	8,437,449

		40,981,102

Construction Materials–0.4%
Shinagawa Refractories Co., Ltd.	167,600	2,117,922
Vicat SACA	33,726	2,374,024

		4,491,946

Containers & Packaging–0.4%
EPL Ltd.	2,189,754	5,077,975

Metals & Mining–3.7%
Aneka Tambang Tbk	13,447,000	2,544,095
Capstone Copper Corp.(b)	1,094,843	9,298,731
Centerra Gold, Inc.	268,476	2,876,322
Endeavour Mining PLC	177,462	7,454,501
Labrador Iron Ore Royalty Corp.(c)	235,749	4,756,651
Lundin Mining Corp.	698,634	10,421,529
Orla Mining Ltd.(b)	256,872	2,770,460
Perenti Ltd.	1,445,562	2,687,218
SSAB AB–Class B	108,161	630,764

		43,440,271

Paper & Forest Products–0.2%
Interfor Corp.(b)	382,537	2,789,934

		96,781,228

Real Estate–5.5%
Diversified REITs–0.4%
British Land Co. PLC (The)	524,794	2,467,549
Sekisui House Reit, Inc.	4,330	2,331,276

		4,798,825

Health Care REITs–1.0%
Aedifica SA	42,505	3,155,652
Cofinimmo SA	38,241	3,324,519
Primary Health Properties PLC(c)	4,731,619	5,823,986

		12,304,157

Office REITs–0.6%
AREIT, Inc.	3,598,100	2,655,299
Brookfield India Real Estate Trust(a)	669,450	2,592,970
CLS Holdings PLC(c)	2,597,773	2,109,309

		7,357,578

8	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Real Estate Management & Development–2.3%
Cury Construtora e Incorporadora SA	459,000	$2,981,376
Deyaar Development PJSC	8,022,926	2,182,335
Katitas Co., Ltd.(c)	295,100	5,589,268
Kerry Properties Ltd.–Class H	911,500	2,437,992
Starts Corp., Inc.	81,500	2,797,206
TAG Immobilien AG	524,902	9,081,058
Tokyu Fudosan Holdings Corp.	324,800	2,684,682

		27,753,917

Residential REITs–0.2%
Morguard North American Residential Real Estate Investment Trust	183,243	2,389,782

Retail REITs–1.0%
Charter Hall Retail REIT	2,389,101	6,512,308
Hamborner REIT AG	352,213	2,353,118
Sasseur Real Estate Investment Trust(a)(b)	4,411,300	2,326,572

		11,191,998

		65,796,257

Health Care–5.0%
Biotechnology–1.0%
BioGaia AB–Class B	207,151	2,366,286
Hugel, Inc.(b)	30,915	6,642,865
PeptiDream, Inc.(b)	147,900	1,582,169
Telix Pharmaceuticals Ltd.(b)	148,720	1,437,685

		12,029,005

Health Care Equipment & Supplies–1.1%
Chularat Hospital PCL–Class F	19,549,900	959,245
Classys, Inc.	131,257	4,732,712
Convatec Group PLC(a)	1,878,581	5,865,402
Eckert & Ziegler SE	23,670	496,970
Japan Lifeline Co., Ltd.	115,800	1,181,620

		13,235,949

Health Care Providers & Services–0.4%
Fleury SA	828,400	2,512,166
Odontoprev SA	1,066,380	2,652,801

		5,164,967

Life Sciences Tools & Services–0.1%
Chemometec A/S	8,572	845,920

Pharmaceuticals–2.4%
Ajanta Pharma Ltd.	63,528	1,720,207
Chong Kun Dang Pharmaceutical Corp.	26,884	1,572,575
Consun Pharmaceutical Group Ltd.–Class H	1,199,000	2,627,658
H Lundbeck A/S	382,224	2,780,172
Hikma Pharmaceuticals PLC	278,283	6,388,267
Hypera SA	945,500	4,037,994
Jamjoom Pharmaceuticals Factory Co.	44,268	1,860,581
Mega Lifesciences PCL	2,049,000	1,960,161
Procter & Gamble Health Ltd.	34,872	2,477,483
Sanofi India Ltd.	9,881	516,475

Company	Shares	U.S. $ Value
United Laboratories International Holdings Ltd. (The)–Class H(c)	1,254,000	$2,426,967

		28,368,540

		59,644,381

Communication Services–4.3%
Diversified Telecommunication Services–0.7%
Gamma Communications PLC	118,657	1,595,818
Magyar Telekom Telecommunications PLC	490,560	2,619,983
NOS SGPS SA	465,130	2,128,672
Telkom SA SOC Ltd.	830,077	2,459,470

		8,803,943

Entertainment–1.9%
Anycolor, Inc.	25,100	956,212
GungHo Online Entertainment, Inc.	350,400	6,409,138
International Games System Co., Ltd.	371,400	9,616,638
NetDragon Websoft Holdings Ltd.–Class H	1,526,500	3,034,040
Soft-World International Corp.	295,000	1,057,587
Tips Music Ltd.	193,694	1,286,610

		22,360,225

Interactive Media & Services–0.4%
Rightmove PLC	303,526	2,898,624
SOOP Co., Ltd.	23,333	1,249,360

		4,147,984

Media–1.3%
Criteo SA (Sponsored ADR)(b)	213,589	4,827,111
Kadokawa Corp.	234,000	5,704,301
Stroeer SE & Co. KGaA	117,729	5,250,511

		15,781,923

		51,094,075

Energy–4.2%
Energy Equipment & Services–1.4%
NMDC Energy	456,402	301,944
Saipem SpA(c)	2,033,888	5,887,819
Technip Energies NV	62,940	2,970,371
Trican Well Service Ltd.	519,843	2,304,686
Vallourec SACA	274,246	5,234,733

		16,699,553

Oil, Gas & Consumable Fuels–2.8%
Baytex Energy Corp.	2,376,906	5,567,804
Great Eastern Shipping Co., Ltd. (The)–Class F	467,612	5,231,330
Hafnia Ltd.	105,700	636,771
Headwater Exploration, Inc.(c)	397,685	2,146,019
Karoon Energy Ltd.	1,200,210	1,304,368
Oil India Ltd.	1,389,552	6,474,576
Paladin Energy Ltd.(b)(c)	1,110,393	6,133,500
Paramount Resources Ltd.–Class A	81,768	1,320,203
San-Ai Obbli Co., Ltd.	2,900	40,922
Secure Waste Infrastructure Corp.(c)	199,328	2,838,745

2025 Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Serica Energy PLC	333,896	$890,025

		32,584,263

		49,283,816

Consumer Staples–4.1%
Beverages–1.9%
Carlsberg Brewery Malaysia Bhd–Class B	472,100	1,846,446
Coca-Cola Bottlers Japan Holdings, Inc.	404,500	7,215,326
Embotelladora Andina SA (Preference Shares)–Class B	619,400	2,440,414
Heineken Malaysia Bhd	427,100	2,162,393
Royal Unibrew A/S	116,468	8,895,892

		22,560,471

Consumer Staples Distribution & Retail–0.3%
Life Corp.	155,000	2,644,521
Migros Ticaret AS	56,999	610,058

		3,254,579

Food Products–0.9%
AVI Ltd.	461,666	2,644,354
Heritage Foods Ltd.	94,034	512,677
Nichirei Corp.	537,100	6,306,078
Rogers Sugar, Inc.	292,400	1,338,355

		10,801,464

Personal Care Products–1.0%
APR Corp./Korea(b)	50,185	8,965,760
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	43,761,000	1,404,868
Oddity Tech Ltd.–Class A(b)	35,799	2,230,278

		12,600,906

		49,217,420

Utilities–2.9%
Electric Utilities–0.2%
Enea SA	469,770	2,283,513
Enerjisa Enerji AS(a)	289,859	554,589

		2,838,102

Company	Shares	U.S. $ Value
Gas Utilities–0.6%
Nippon Gas Co., Ltd.	359,400	$6,721,738

Independent Power and Renewable Electricity Producers–1.0%
Capital Power Corp.(c)	252,642	11,863,300

Multi-Utilities–0.9%
REN–Redes Energeticas Nacionais SGPS SA	712,020	2,559,703
Sembcorp Industries Ltd.(c)	1,643,100	7,676,891

		10,236,594

Water Utilities–0.2%
Cia De Sanena Do Parana	363,100	2,527,663

		34,187,397

Total Common Stocks (cost $906,897,461)		1,150,419,383

SHORT-TERM INVESTMENTS–2.4%
Investment Companies–2.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(d)(e)(f) (cost $28,689,261)	28,689,261	28,689,261

Total Investments Before Security Lending Collateral for Securities Loaned–99.4% (cost $935,586,722)		1,179,108,644

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–2.0%
Investment Companies–2.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(d)(e)(f) (cost $24,018,545)	24,018,545	24,018,545

Total Investments—101.4% (cost $959,605,267)		1,203,127,189

Other assets less liabilities—(1.4)%		(17,008,433)

Net Assets—100.0%		$1,186,118,756

10	Bernstein Fund, Inc.

International Small Cap Portfolio

Country Breakdown (% of Net Assets)
Japan	24.8%
United Kingdom	10.9
South Korea	7.8
India	6.6
Taiwan	6.1
Canada	4.6
France	3.7
China	3.0
Germany	3.0
Australia	2.5
Brazil	1.5
Mexico	1.3
South Africa	1.3
Sweden	1.2
Others	18.7
Short-Term Investments	4.4
Other assets less liabilities	-1.4

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	USD	5,167	TRY	218,005	10/17/2025	$14,328

Bank of America NA	USD	14,209	CAD	19,607	11/14/2025	(91,132)

Bank of America NA	GBP	28,042	USD	38,329	12/05/2025	610,203

Barclays Capital, Inc.	USD	3,294	KRW	4,641,460	10/14/2025	12,405

Barclays Capital, Inc.	USD	3,767	KRW	5,224,275	10/14/2025	(44,399)

Barclays Capital, Inc.	USD	19,654	SEK	184,460	11/20/2025	(131)

Barclays Capital, Inc.	INR	262,527	USD	2,964	11/21/2025	17,251

Citibank NA	KRW	55,028,164	USD	40,128	10/14/2025	921,870

Citibank NA	USD	3,112	KRW	4,262,040	10/14/2025	(75,145)

Citibank NA	USD	3,010	CNH	21,385	10/16/2025	(8,105)

Citibank NA	PHP	372,397	USD	6,526	10/28/2025	146,876

Citibank NA	USD	8,000	JPY	1,186,150	10/30/2025	44,127

Citibank NA	TWD	97,738	USD	3,267	11/21/2025	47,348

Citibank NA	USD	7,872	INR	692,653	11/21/2025	(97,956)

Deutsche Bank AG	KRW	6,460,523	USD	4,687	10/14/2025	84,271

Deutsche Bank AG	EUR	35,276	USD	41,628	11/21/2025	90,114

Goldman Sachs Bank USA	USD	2,678	MYR	11,280	11/21/2025	5,359

HSBC Bank USA	KRW	5,496,054	USD	4,027	10/14/2025	111,427

HSBC Bank USA	CNH	25,870	USD	3,631	10/16/2025	501

HSBC Bank USA	USD	15,091	ILS	51,610	10/22/2025	490,657

HSBC Bank USA	USD	2,708	NZD	4,566	11/07/2025	(56,728)

HSBC Bank USA	USD	3,087	INR	271,805	11/21/2025	(36,524)

JPMorgan Chase Bank	JPY	432,349	USD	2,947	10/30/2025	14,670

JPMorgan Chase Bank	USD	4,206	CAD	5,832	11/14/2025	(7,075)

JPMorgan Chase Bank	USD	3,919	EUR	3,347	11/21/2025	21,894

Morgan Stanley Capital Services, Inc.	KRW	4,675,437	USD	3,393	10/14/2025	61,912

Morgan Stanley Capital Services, Inc.	ZAR	54,540	USD	3,021	10/14/2025	(134,563)

Morgan Stanley Capital Services, Inc.	USD	4,838	CNH	34,576	10/16/2025	14,606

Morgan Stanley Capital Services, Inc.	MXN	181,231	USD	9,583	10/22/2025	(292,117)

2025 Annual Report	11

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.	JPY	3,229,478	USD	22,073	10/30/2025	$170,939

Morgan Stanley Capital Services, Inc.	JPY	847,601	USD	5,745	10/30/2025	(3,148)

Morgan Stanley Capital Services, Inc.	USD	3,902	NOK	39,091	11/20/2025	15,852

Morgan Stanley Capital Services, Inc.	USD	5,616	EUR	4,766	11/21/2025	(4,019)

NatWest Markets PLC	USD	43,920	AUD	67,843	11/07/2025	993,961

NatWest Markets PLC	CAD	4,217	USD	3,040	11/14/2025	3,963

NatWest Markets PLC	USD	4,172	GBP	3,128	12/05/2025	35,029

Standard Chartered Bank	TWD	178,199	USD	5,933	11/21/2025	62,845

State Street Bank & Trust Co.	KRW	5,187,191	USD	3,746	10/14/2025	50,706

State Street Bank & Trust Co.	USD	5,183	TWD	154,702	11/21/2025	(87,214)

UBS	KRW	4,146,835	USD	3,043	10/14/2025	88,096

UBS	USD	3,845	KRW	5,311,986	10/14/2025	(60,247)

UBS	USD	2,940	AUD	4,500	11/07/2025	38,677

UBS	USD	27,995	CHF	22,029	11/21/2025	(158,174)

						$3,013,210

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $50,061,628 or 4.2% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan. See Note 2E for securities lending information.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

SEK—Swedish Krona

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

PJSC—Public Joint Stock Company

REG—Registered Shares

REIT—Real Estate Investment Trust

See notes to financial statements.

12	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

September 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS–99.1%

Financials–26.2%
Banks–17.2%
AIB Group PLC	5,221,620	$47,604,149
Banco Bilbao Vizcaya Argentaria SA	11,861,920	228,574,978
Barclays PLC	40,761,480	209,730,821
China Construction Bank Corp.–Class H	96,248,000	92,317,774
China Merchants Bank Co., Ltd.–Class H	18,149,500	108,624,320
Erste Group Bank AG	1,905,099	187,276,106
Eurobank Ergasias Services & Holdings SA–Class A	26,003,920	100,592,268
Hana Financial Group, Inc.	723,300	44,971,125
Industrial & Commercial Bank of China Ltd.–Class H	171,561,000	126,328,107
KB Financial Group, Inc.	1,750,740	144,498,805
Resona Holdings, Inc.	4,616,300	47,073,783
Societe Generale SA	811,540	54,029,335
Standard Chartered PLC	2,014,090	39,088,537
Sumitomo Mitsui Financial Group, Inc.	1,600,200	45,018,199
UniCredit SpA	2,027,220	154,261,476

		1,629,989,783

Capital Markets–2.5%
3i Group PLC	3,445,440	189,922,787
Singapore Exchange Ltd.	4,094,700	52,565,250

		242,488,037

Consumer Finance–1.1%
Muthoot Finance Ltd.	2,948,695	102,065,244

Insurance–5.4%
AIA Group Ltd.–Class H	12,720,800	121,915,674
NN Group NV	2,177,940	153,583,000
Prudential PLC	16,302,990	228,237,014
Sony Financial Group, Inc.	3,858,600	4,279,071

		508,014,759

		2,482,557,823

Industrials – 21.4%
Aerospace & Defense–6.2%
BAE Systems PLC	9,122,850	253,947,459
LIG Nex1 Co., Ltd.	243,210	89,316,012
Saab AB–Class B	1,568,212	96,354,428
Safran SA	407,100	144,467,188

		584,085,087

Construction & Engineering–3.0%
Shimizu Corp.	5,832,500	81,933,755
Stantec, Inc.	1,602,630	172,838,066
WSP Global, Inc.	173,770	34,149,670

		288,921,491

Company	Shares	U.S. $ Value
Electrical Equipment–5.2%
ABB Ltd. (REG)	649,240	$46,981,163
Prysmian SpA	2,729,920	271,685,808
Schneider Electric SE	630,330	177,420,422

		496,087,393

Machinery–2.3%
Kawasaki Heavy Industries Ltd.(a)	1,415,800	93,442,106
Mitsubishi Heavy Industries Ltd.	4,623,100	120,982,331

		214,424,437

Passenger Airlines–2.5%
Latam Airlines Group SA	6,103,328,850	138,658,169
Ryanair Holdings PLC	3,382,930	98,857,438

		237,515,607

Professional Services–2.2%
Computershare Ltd.	4,527,950	108,787,808
RELX PLC	2,032,540	97,112,326

		205,900,134

		2,026,934,149

Information Technology–12.1%
Electronic Equipment, Instruments & Components–0.5%
Elite Material Co., Ltd.	1,139,000	46,096,722

Semiconductors & Semiconductor Equipment–7.1%
King Yuan Electronics Co., Ltd.	8,539,000	46,198,962
SK Hynix, Inc.	696,860	172,750,105
Taiwan Semiconductor Manufacturing Co., Ltd.	10,463,000	454,489,852

		673,438,919

Software–1.6%
SAP SE	579,060	155,053,364

Technology Hardware, Storage & Peripherals–2.9%
Samsung Electronics Co., Ltd.	4,602,060	275,894,895

		1,150,483,900

Consumer Discretionary–9.0%
Automobile Components–0.9%
Toyo Tire Corp.	3,430,800	91,086,256

Automobiles–1.3%
Honda Motor Co., Ltd.(a)	11,719,000	120,932,159

Broadline Retail–1.2%
PDD Holdings, Inc. (ADR)(b)	845,460	111,744,448

Hotels, Restaurants & Leisure–1.0%
Booking Holdings, Inc.	9,150	49,403,320
InterContinental Hotels Group PLC	373,130	45,115,273

		94,518,593

Household Durables–1.2%
Sony Group Corp.	3,858,600	110,922,025

Specialty Retail–2.0%
Industria de Diseno Textil SA	3,365,820	186,277,426

2025 Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods–1.4%
Asics Corp.	3,226,100	$84,418,900
Li Ning Co., Ltd.–Class H	22,327,000	50,485,275

		134,904,175

		850,385,082

Health Care–8.1%
Biotechnology–1.1%
Genmab A/S(b)	329,280	101,598,766

Health Care Equipment & Supplies–1.2%
ResMed, Inc.	4,317,000	117,580,594

Health Care Providers & Services–1.8%
Fresenius SE & Co. KGaA	3,114,519	174,056,487

Pharmaceuticals–4.0%
AstraZeneca PLC	888,720	136,152,787
Roche Holding AG	538,120	179,185,064
Takeda Pharmaceutical Co., Ltd.	2,065,800	60,673,352

		376,011,203

		769,247,050

Communication Services–7.8%
Entertainment–3.1%
International Games System Co., Ltd.	1,552,000	40,185,844
Konami Group Corp.	394,800	56,954,621
NetEase, Inc.–Class H	5,052,600	153,459,265
Toho Co. Ltd./Tokyo	763,100	49,054,293

		299,654,023

Interactive Media & Services–1.8%
Tencent Holdings Ltd.–Class H	1,971,300	167,973,672

Wireless Telecommunication Services–2.9%
SK Telecom Co., Ltd.	1,269,724	49,221,129
SoftBank Group Corp.	901,400	113,739,113
TIM SA/Brazil	24,653,400	108,855,259

		271,815,501

		739,443,196

Energy–4.7%
Oil, Gas & Consumable Fuels–4.7%
ENEOS Holdings, Inc.	28,536,800	180,729,383
Repsol SA	6,343,000	112,792,678
Shell PLC	4,148,920	147,871,627

		441,393,688

Consumer Staples–3.2%
Beverages–0.9%
Budweiser Brewing Co. APAC Ltd.–Class H(a)(c)	36,303,300	38,588,645
Eastroc Beverage Group Co., Ltd.–Class A	1,149,119	49,104,826

		87,693,471

Company	Shares	U.S. $ Value
Consumer Staples Distribution & Retail–2.3%
Loblaw Cos. Ltd.	2,652,560	$102,599,199
Tesco PLC	19,005,250	113,911,444

		216,510,643

		304,204,114

Utilities–2.8%
Electric Utilities–0.8%
Enel SpA	8,218,190	77,880,007

Gas Utilities–2.0%
Snam SpA	30,487,928	183,056,535

		260,936,542

Real Estate–1.9%
Real Estate Management & Development–1.9%
Emaar Properties PJSC	17,814,300	63,292,527
Mitsui Fudosan Co., Ltd.	11,185,100	121,762,181

		185,054,708

Materials–1.9%
Metals & Mining–1.9%
Endeavour Mining PLC	2,017,835	84,761,539
Lundin Mining Corp.	6,308,578	94,105,109

		178,866,648

Total Common Stocks (cost $6,797,247,559)		9,389,506,900

SHORT-TERM INVESTMENTS–0.9%
Investment Companies–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(d)(e)(f) (cost $81,997,919)	81,997,919	81,997,919

Total Investments Before Security Lending Collateral for Securities Loaned–100.0% (cost $6,879,245,478)		9,471,504,819

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.3%
Investment Companies–0.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(d)(e)(f) (cost $28,173,000)	28,173,000	28,173,000

Total Investments—100.3% (cost $6,907,418,478)		9,499,677,819

Other assets less liabilities—(0.3)%		(27,191,974)

Net Assets—100.0%		$9,472,485,845

14	Bernstein Fund, Inc.

International Strategic Equities Portfolio

Country Breakdown (% of Net Assets)
Japan	14.6%
United Kingdom	13.9
China	9.5
Italy	8.3
South Korea	8.2
Taiwan	6.2
Spain	5.6
Hong Kong	3.7
United States	3.6
Germany	3.5
Canada	3.3
Chile	2.5
Switzerland	2.4
France	2.1
Others	11.7
Short-Term Investments	1.2
Other assets less liabilities	-0.3

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	USD	382,345	CAD	527,597	11/14/2025	$(2,452,233)

Bank of America NA	EUR	1,829	USD	2,146	11/21/2025	(8,231)

Bank of America NA	TWD	1,055,209	USD	34,975	11/21/2025	214,463

Bank of America NA	USD	88,099	TWD	2,609,044	11/21/2025	(2,150,910)

Bank of America NA	GBP	20,985	USD	28,216	12/05/2025	(10,549)

Barclays Capital, Inc.	BRL	132,352	USD	24,735	10/02/2025	(132,963)

Barclays Capital, Inc.	USD	24,885	BRL	132,352	10/02/2025	(17,066)

Barclays Capital, Inc.	CNH	381,457	USD	53,599	10/16/2025	60,457

Barclays Capital, Inc.	USD	29,128	CNH	207,325	10/16/2025	(28,787)

Barclays Capital, Inc.	USD	36,283	IDR	592,290,276	10/24/2025	(793,756)

Barclays Capital, Inc.	JPY	3,776,686	USD	25,580	10/30/2025	(33,643)

Barclays Capital, Inc.	USD	24,544	BRL	132,352	11/04/2025	124,101

Barclays Capital, Inc.	USD	22,975	CAD	31,480	11/14/2025	(308,275)

Barclays Capital, Inc.	USD	71,153	SEK	666,613	11/20/2025	(125,945)

Barclays Capital, Inc.	EUR	46,521	USD	55,104	11/21/2025	325,748

Barclays Capital, Inc.	EUR	319,454	USD	376,012	11/21/2025	(144,953)

Barclays Capital, Inc.	USD	336,132	CHF	265,561	11/21/2025	(556,528)

Barclays Capital, Inc.	GBP	453,658	USD	618,710	12/05/2025	8,495,388

BNP Paribas SA	KRW	36,531,185	USD	26,374	10/14/2025	346,400

BNP Paribas SA	CAD	19,928	USD	14,321	11/14/2025	(27,437)

BNP Paribas SA	TWD	820,098	USD	27,729	11/21/2025	713,546

Citibank NA	BRL	132,352	USD	24,885	10/02/2025	17,066

Citibank NA	USD	24,189	BRL	132,352	10/02/2025	678,333

Citibank NA	KRW	596,543,930	USD	436,424	10/14/2025	11,406,746

Citibank NA	USD	33,790	CNH	241,367	10/16/2025	86,593

Citibank NA	USD	21,011	CNH	149,566	10/16/2025	(18,538)

Citibank NA	USD	14,783	PHP	844,712	10/28/2025	(313,991)

Citibank NA	USD	51,878	JPY	7,648,508	10/30/2025	(5,626)

Citibank NA	USD	250,907	AUD	386,075	11/07/2025	4,687,686

2025 Annual Report	15

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Citibank NA	USD	21,773	NOK	217,507	11/20/2025	$26,709

Citibank NA	EUR	21,295	USD	25,087	11/21/2025	12,335

Citibank NA	TWD	1,082,995	USD	36,004	11/21/2025	327,513

Citibank NA	USD	330,423	INR	29,073,694	11/21/2025	(4,111,653)

Citibank NA	USD	34,762	TWD	1,055,209	11/21/2025	(1,303)

Deutsche Bank AG	USD	23,688	ZAR	408,766	10/14/2025	(38,494)

Deutsche Bank AG	JPY	5,814,559	USD	39,709	10/30/2025	274,921

Deutsche Bank AG	EUR	30,926	USD	36,437	11/21/2025	22,453

Deutsche Bank AG	GBP	15,044	USD	20,236	12/05/2025	567

Goldman Sachs Bank USA	USD	24,396	KRW	34,444,441	10/14/2025	144,698

Goldman Sachs Bank USA	CNH	211,920	USD	29,651	10/16/2025	(92,807)

Goldman Sachs Bank USA	JPY	4,373,190	USD	29,685	10/30/2025	26,257

Goldman Sachs Bank USA	EUR	42,942	USD	50,339	11/21/2025	(225,493)

Goldman Sachs Bank USA	USD	30,416	MYR	128,127	11/21/2025	60,872

HSBC Bank USA	CNH	359,104	USD	50,565	10/16/2025	163,526

HSBC Bank USA	CNH	1,016,314	USD	142,249	10/16/2025	(394,485)

HSBC Bank USA	USD	149,732	CNH	1,062,934	10/16/2025	(545,084)

HSBC Bank USA	ILS	70,224	USD	20,561	10/22/2025	(640,735)

HSBC Bank USA	USD	64,353	ILS	217,578	10/22/2025	1,336,071

HSBC Bank USA	USD	25,874	AUD	39,222	11/07/2025	92,289

HSBC Bank USA	USD	16,423	NZD	27,640	11/07/2025	(376,053)

HSBC Bank USA	USD	20,582	CLP	19,719,456	11/13/2025	(68,896)

HSBC Bank USA	USD	23,325	CAD	32,102	11/14/2025	(210,683)

HSBC Bank USA	TWD	705,951	USD	23,173	11/21/2025	(83,100)

HSBC Bank USA	USD	25,367	INR	2,229,228	11/21/2025	(346,555)

HSBC Bank USA	GBP	17,966	USD	23,991	12/05/2025	(175,116)

HSBC Bank USA	USD	26,762	SGD	34,012	12/18/2025	(243,107)

JPMorgan Chase Bank	CNH	170,755	USD	23,871	10/16/2025	(94,773)

JPMorgan Chase Bank	USD	26,896	CNH	192,452	10/16/2025	114,983

JPMorgan Chase Bank	JPY	12,973,775	USD	88,603	10/30/2025	615,603

JPMorgan Chase Bank	JPY	2,803,655	USD	18,997	10/30/2025	(16,887)

JPMorgan Chase Bank	USD	38,659	JPY	5,724,541	10/30/2025	164,646

JPMorgan Chase Bank	USD	8,175	AUD	12,390	11/07/2025	27,614

JPMorgan Chase Bank	USD	108,336	EUR	91,566	11/21/2025	(517,307)

JPMorgan Chase Bank	GBP	17,437	USD	23,640	12/05/2025	185,938

Morgan Stanley Capital Services, Inc.	USD	59,542	ZAR	1,074,986	10/14/2025	2,652,244

Morgan Stanley Capital Services, Inc.	USD	52,950	MXN	1,001,381	10/22/2025	1,614,073

Morgan Stanley Capital Services, Inc.	JPY	1,236,550	USD	8,404	10/30/2025	17,997

Morgan Stanley Capital Services, Inc.	JPY	3,230,441	USD	21,887	10/30/2025	(21,780)

Morgan Stanley Capital Services, Inc.	USD	22,848	JPY	3,376,749	10/30/2025	52,707

Morgan Stanley Capital Services, Inc.	USD	14,995	JPY	2,210,742	10/30/2025	(2,021)

Morgan Stanley Capital Services, Inc.	CLP	129,723,300	USD	136,100	11/13/2025	1,156,383

Morgan Stanley Capital Services, Inc.	CAD	26,398	USD	18,973	11/14/2025	(34,521)

Morgan Stanley Capital Services, Inc.	USD	76,116	EUR	64,622	11/21/2025	(23,331)

Standard Chartered Bank	KRW	74,557,574	USD	53,841	10/14/2025	721,377

State Street Bank & Trust Co.	USD	2,484	CNH	17,681	10/16/2025	(2,232)

State Street Bank & Trust Co.	USD	25,986	THB	822,409	11/13/2025	(521,988)

16	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

State Street Bank & Trust Co.	CHF	20,120	USD	25,484	11/21/2025	$59,219

State Street Bank & Trust Co.	EUR	28,431	USD	33,576	11/21/2025	97,943

State Street Bank & Trust Co.	GBP	4,878	USD	6,569	12/05/2025	6,986

UBS	USD	23,921	PLN	86,587	11/19/2025	(115,025)

						$21,099,591

(a)	Represents entire or partial securities out on loan. See Note 2E for securities lending information.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the market value of this security amounted to $38,588,645 or 0.4% of net assets.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

PJSC—Public Joint Stock Company

REG—Registered Shares

See notes to financial statements.

2025 Annual Report	17

Statement of Assets and Liabilities—September 30, 2025

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers (a)	$725,254,504	$1,150,419,383	$9,389,506,900

Affiliated issuers	13,139,698	52,707,806	110,170,919

Foreign currencies, at value (b)	0	8,931,489	12,730,590

Cash	1,679	0	4,217

Cash collateral due from broker	3,038,053	0	3,082,000

Investment securities sold and foreign currency transactions	26,163,658	6,495,693	111,347,014

Unaffiliated interest and dividends	572,233	4,416,330	25,270,550

Variation margin on futures	70,742	0	0

Capital shares sold	34,955	77,816	964,242

Affiliated dividends	14,878	56,220	114,229

Receivable due from Adviser	1,606	2,895	1,750,970

Unrealized appreciation of forward currency exchange contracts	0	4,169,887	37,132,451

Other assets	0	2,130,988	20,018,050

Total assets	768,292,006	1,229,408,507	9,712,092,132

LIABILITIES

Payable for collateral on securities lending at value	8,303,095	24,018,545	28,173,000

Cash collateral due to broker	0	986,000	9,897,000

Investment securities purchased and foreign currency transactions	26,693,131	14,367,074	172,887,149

Management fee	491,401	944,236	5,127,174

Capital shares redeemed	76,018	221,641	2,416,469

Transfer Agent fee	17,478	13,879	31,252

Shareholder servicing fee	678	5,667	41,460

Directors’ fees payable	42	42	2

Unrealized depreciation of forward currency exchange contracts	0	1,156,677	16,032,860

Foreign capital gains taxes	0	955,706	2,594,062

Accrued expenses	201,132	620,284	2,405,859

Total liabilities	35,782,975	43,289,751	239,606,287

NET ASSETS	$732,509,031	$1,186,118,756	$9,472,485,845

Cost of investments

Unaffiliated issuers	$627,219,836	$906,897,461	$6,797,247,559

Affiliated issuers	13,139,698	52,707,806	110,170,919

NET ASSETS CONSIST OF:

Capital stock, at par	$5,727	$7,765	$55,820

Additional paid-in capital	565,975,520	805,244,159	6,168,649,674

Distributable earnings	166,527,784	380,866,832	3,303,780,351

	$732,509,031	$1,186,118,756	$9,472,485,845

(a) Includes securities on loan with a value of $9,279,866, $60,091,112 and 67,127,802, respectively. (Note 4)

(b) Cost: $0, $8,925,110 and $12,713,135, respectively. (Note 1)

See Notes to Financial Statements.

18	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

SCB Class Shares

Net Assets	$8,115,127	$68,490,036	$506,326,047

Shares of capital stock outstanding	638,030	4,491,752	29,910,735

Net asset value, offering and redemption price per share	$12.72	$15.25	$16.93

Advisor Class Shares

Net Assets	$648,534,583	$977,350,795	$8,163,192,440

Shares of capital stock outstanding	50,695,634	63,971,425	481,047,609

Net asset value and offering price per share	$12.79	$15.28	$16.97

Class Z Shares

Net Assets	$75,859,321	$140,277,925	$802,967,358

Shares of capital stock outstanding	5,934,301	9,183,346	47,240,665

Net asset value and offering price per share	$12.78	$15.28	$17.00

See Notes to Financial Statements.

2025 Annual Report	19

Statement of Operations—for the year ended September 30, 2025

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$122,496	$741,922	$3,338,514

Dividends

Unaffiliated issuers (a)	8,766,804	33,503,551	227,212,321

Affiliated issuers	204,722	639,603	3,717,697

Securities lending income, net	1,598	21,016	14,169

Other income (b)	0	0	627

Total income	9,095,620	34,906,092	234,283,328

Expenses:

Management fee (see Note 2A)	5,558,821	10,976,158	55,466,019

Shareholder servicing fee (see Note 2B)	19,012	151,211	1,057,412

Transfer Agent fee—Non-Retail Class	3,234	12,831	18,569

Transfer Agent fee—Advisor Class	247,447	180,470	298,839

Transfer Agent fee—Class Z	24,995	36,738	168,958

Custody and accounting fees	102,418	475,152	1,955,725

Legal fees	45,164	53,660	197,778

Auditing and tax fees	48,413	81,209	153,029

Directors’ fees and expenses	24,333	31,770	168,847

Registration fees	63,760	61,407	93,880

Printing fees	35,965	23,854	23,220

Miscellaneous	19,804	59,928	138,206

Total expenses	6,193,366	12,144,388	59,740,482

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2E, and Note 4)	(10,316)	(31,262)	(2,089,927)

Net expenses	6,183,050	12,113,126	57,650,555

Net investment income	2,912,570	22,792,966	176,632,773

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (c)	83,265,354	143,921,804	1,200,810,609

Forward currency exchange contracts	0	(3,156,823)	(65,160,315)

Futures	113,784	0	0

Foreign currency transactions	0	(756,531)	(5,099,454)

Net realized gain on investment transactions and foreign currency transactions	83,379,138	140,008,450	1,130,550,840

Net change in unrealized appreciation (depreciation) of:

Investments (d)	(58,113,384)	41,718,107	754,903,848

Forward currency exchange contracts	0	4,528,697	29,851,183

Futures	(178,382)	0	0

Foreign currency denominated assets and liabilities	0	184,051	972,479

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(58,291,766)	46,430,855	785,727,510

Net realized and unrealized gain on investment transactions and foreign currency transactions	25,087,372	186,439,305	1,916,278,350

Net increase in net assets resulting from operations	$27,999,942	$209,232,271	$2,092,911,123

(a) Net of foreign withholding taxes of $19,347, $4,104,505 and $24,844,716, respectively.

(b) Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note 2D).

(c) Net of foreign realized capital gains taxes of $0, $1,287,920 and $268,836, respectively.

(d) Net of increase in accrued foreign capital gains taxes on unrealized gains of $0, $2,965,526 and $527,609, respectively.

See Notes to Financial Statements.

20	Bernstein Fund, Inc.

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$2,912,570	$4,374,636	$22,792,966	$24,494,241

Net realized gain on investment transactions and foreign currency transactions	83,379,138	83,506,018	140,008,450	62,950,011

Net change in unrealized appreciation (depreciation) of investments	(58,291,766)	76,137,792	46,430,855	157,332,094

Net increase in net assets resulting from operations	27,999,942	164,018,446	209,232,271	244,776,346

Distributions to shareholders (a)	(94,050,271)	(56,325,884)	(27,826,889)	(32,069,958)

Capital-share transactions:

Net proceeds from sales of shares	71,538,934	63,887,140	87,422,876	95,755,091

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	90,932,507	53,609,960	21,772,344	25,763,647

Total proceeds from shares sold	162,471,441	117,497,100	109,195,220	121,518,738

Cost of shares redeemed	(106,078,325)	(127,535,964)	(254,865,807)	(230,419,513)

Net increase (decrease) in net assets from capital-share transactions	56,393,116	(10,038,864)	(145,670,587)	(108,900,775)

Net increase (decrease) in net assets	(9,657,213)	97,653,698	35,734,795	103,805,613

NET ASSETS:

Beginning of period	742,166,244	644,512,546	1,150,383,961	1,046,578,348

End of period	$732,509,031	$742,166,244	$1,186,118,756	$1,150,383,961

(a) See page 23 for share class information on dividend distributions for the Small Cap Core Portfolio and International Small Cap Portfolios.

See Notes to Financial Statements.

2025 Annual Report	21

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$176,632,773	$182,938,487

Net realized gain on investment transactions and foreign currency transactions	1,130,550,840	512,941,894

Net change in unrealized appreciation (depreciation) of investments	785,727,510	1,188,567,800

Contributions from affiliates (see Note 2A)	0	79,258

Net increase in net assets resulting from operations	2,092,911,123	1,884,527,439

Distributions to shareholders (a)	(189,476,283)	(228,105,256)

Capital-share transactions:

Net proceeds from sales of shares	747,410,391	569,441,094

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	145,018,861	178,310,061

Total proceeds from shares sold	892,429,252	747,751,155

Cost of shares redeemed	(1,583,680,804)	(1,244,414,978)

Net decrease in net assets from capital-share transactions	(691,251,552)	(496,663,823)

Net increase in net assets	1,212,183,288	1,159,758,360

NET ASSETS:

Beginning of period	8,260,302,557	7,100,544,197

End of period	$9,472,485,845	$8,260,302,557

(a) See page 23 for share class information on dividend distributions for the International Strategic Equities Portfolio.

See Notes to Financial Statements.

22	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

SCB Class	$(1,087,218)	$(617,245)

Advisor Class	(82,402,637)	(47,911,059)

Class Z	(10,560,416)	(7,797,580)

	$(94,050,271)	$(56,325,884)

	INTERNATIONAL SMALL CAP PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

SCB Class	$(1,471,300)	$(1,572,194)

Advisor Class	(22,402,568)	(24,109,922)

Class Z	(3,953,021)	(6,387,842)

	$(27,826,889)	$(32,069,958)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

SCB Class	$(8,965,385)	$(10,730,065)

Advisor Class	(159,853,073)	(183,727,269)

Class Z	(20,657,825)	(33,647,922)

	$(189,476,283)	$(228,105,256)

See Notes to Financial Statements.

2025 Annual Report	23

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO SCB CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.94	$12.00	$11.36	$15.26	$10.39

Income from investment operations:

Net investment income (loss) (a)(b)	.02	.05	.05	.02	(.02)

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.52	2.94	1.51	(3.03)	4.93

Contributions from affiliates	0	0	0	.00 (c)	0

Total from investment operations	.54	2.99	1.56	(3.01)	4.91

Less: dividends and distributions

Dividends from net investment income	(.03)	(.06)	(.01)	0	(.04)

Distributions from net realized gain on investment transactions	(1.73)	(.99)	(.91)	(.89)	0

Total dividends and distributions	(1.76)	(1.05)	(.92)	(.89)	(.04)

Net asset value, end of period	$12.72	$13.94	$12.00	$11.36	$15.26

Total return (d)(e)	3.76%	26.67% *	14.07%	(21.18)%	47.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$8,115	$8,977	$7,156	$7,231	$10,119

Average net assets (000 omitted)	$7,979	$7,925	$7,774	$9,101	$9,893

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.13%	1.14%	1.14%	1.13%	1.14%

Expenses, before waivers/reimbursements	1.13%	1.15%	1.14%	1.13%	1.14%

Net investment income (loss) (b)	.18%	.40%	.41%	.13%	(.17)%

Portfolio turnover rate	97%	63%	43%	34%	40%

See Footnote Summary on page 33.

See Notes to Financial Statements.

24	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.01	$12.06	$11.42	$15.32	$10.43

Income from investment operations:

Net investment income (a)(b)	.05	.08	.08	.05	.01

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.53	2.95	1.53	(3.05)	4.94

Contributions from affiliates	0	0	0	.00 (c)	0

Total from investment operations	.58	3.03	1.61	(3.00)	4.95

Less: dividends and distributions

Dividends from net investment income	(.06)	(.09)	(.06)	(.01)	(.06)

Distributions from net realized gain on investment transactions	(1.74)	(.99)	(.91)	(.89)	0

Total dividends and distributions	(1.80)	(1.08)	(.97)	(.90)	(.06)

Net asset value, end of period	$12.79	$14.01	$12.06	$11.42	$15.32

Total return (d)(e)	4.00%	26.96% *	14.41%	(21.02)%	47.62%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$648,535	$650,909	$550,219	$500,636	$702,514

Average net assets (000 omitted)	$610,165	$592,814	$558,487	$632,321	$687,421

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.89%	.89%	.89%	.88%	.89%

Expenses, before waivers/reimbursements	.89%	.90%	.89%	.88%	.89%

Net investment income (b)	.42%	.64%	.66%	.38%	.07%

Portfolio turnover rate	97%	63%	43%	34%	40%

See Footnote Summary on page 33.

See Notes to Financial Statements.

2025 Annual Report	25

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO CLASS Z

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.00	$12.05	$11.42	$15.31	$10.42

Income from investment operations:

Net investment income (a)(b)	.05	.08	.08	.05	.01

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.53	2.95	1.52	(3.03)	4.95

Contributions from affiliates	0	0	0	.00 (c)	0

Total from investment operations	.58	3.03	1.60	(2.98)	4.96

Less: dividends and distributions

Dividends from net investment income	(.06)	(.09)	(.06)	(.02)	(.07)

Distributions from net realized gain on investment transactions	(1.74)	(.99)	(.91)	(.89)	0

Total dividends and distributions	(1.80)	(1.08)	(.97)	(.91)	(.07)

Net asset value, end of period	$12.78	$14.00	$12.05	$11.42	$15.31

Total return (d)(e)	4.01%	26.99% *	14.34%	(20.95)%	47.70%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$75,859	$82,280	$87,138	$111,941	$164,837

Average net assets (000 omitted)	$76,708	$80,699	$109,237	$144,065	$155,037

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.88%	.88%	.88%	.87%	.87%

Expenses, before waivers/reimbursements	.88%	.89%	.88%	.87%	.87%

Net investment income (b)	.42%	.66%	.68%	.39%	.10%

Portfolio turnover rate	97%	63%	43%	34%	40%

See Footnote Summary on page 33.

See Notes to Financial Statements.

26	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO SCB CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$12.92	$10.62	$8.90	$13.37	$10.40

Income from investment operations:

Net investment income (a)(b)	.24	.24	.24	.22	.12

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.38	2.36	1.55	(4.23)	2.96

Total from investment operations	2.62	2.60	1.79	(4.01)	3.08

Less: dividends and distributions

Dividends from net investment income	(.29)	(.30)	(.07)	(.23)	(.11)

Distributions from net realized gain on investment transactions	0	0	0	(.23)	0

Total dividends and distributions	(.29)	(.30)	(.07)	(.46)	(.11)

Net asset value, end of period	$15.25	$12.92	$10.62	$8.90	$13.37

Total return (d)	20.83%	25.15% *	20.19% *	(31.01)%	29.79%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$68,490	$66,265	$55,201	$48,349	$72,116

Average net assets (000 omitted)	$63,615	$59,167	$56,324	$63,185	$72,063

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.33%	1.32%	1.34%	1.32%	1.32%

Expenses, before waivers/reimbursements	1.33%	1.33%	1.34%	1.32%	1.32%

Net investment income (b)	1.85%	2.05%	2.25%	1.87%	.94%

Portfolio turnover rate	57%	50%	50%	50%	48%

See Footnote Summary on page 33.

See Notes to Financial Statements.

2025 Annual Report	27

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$12.95	$10.65	$8.93	$13.41	$10.42

Income from investment operations:

Net investment income (a)(b)	.28	.26	.27	.25	.15

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.37	2.37	1.56	(4.23)	2.98

Total from investment operations	2.65	2.63	1.83	(3.98)	3.13

Less: dividends and distributions

Dividends from net investment income	(.32)	(.33)	(.11)	(.27)	(.14)

Distributions from net realized gain on investment transactions	0	0	0	(.23)	0

Total dividends and distributions	(.32)	(.33)	(.11)	(.50)	(.14)

Net asset value, end of period	$15.28	$12.95	$10.65	$8.93	$13.41

Total return (d)	21.08%	25.41%	20.54%	(30.81)%	30.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$977,351	$917,374	$784,940	$655,455	$948,393

Average net assets (000 omitted)	$895,029	$838,987	$774,138	$856,686	$896,897

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.09%	1.07%	1.09%	1.07%	1.07%

Expenses, before waivers/reimbursements	1.09%	1.08%	1.09%	1.07%	1.07%

Net investment income (b)	2.11%	2.30%	2.51%	2.14%	1.22%

Portfolio turnover rate	57%	50%	50%	50%	48%

See Footnote Summary on page 33.

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$12.94	$10.64	$8.93	$13.41	$10.42

Income from investment operations:

Net investment income (a)(b)	.26	.25	.24	.24	.15

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.40	2.38	1.58	(4.22)	2.98

Total from investment operations	2.66	2.63	1.82	(3.98)	3.13

Less: dividends and distributions

Dividends from net investment income	(.32)	(.33)	(.11)	(.27)	(.14)

Distributions from net realized gain on investment transactions	0	0	0	(.23)	0

Total dividends and distributions	(.32)	(.33)	(.11)	(.50)	(.14)

Net asset value, end of period	$15.28	$12.94	$10.64	$8.93	$13.41

Total return (d)	21.17%	25.42%	20.42%	(30.81)%	30.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$140,278	$166,745	$206,437	$300,821	$502,324

Average net assets (000 omitted)	$138,972	$179,332	$288,501	$418,569	$478,856

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.09%	1.08%	1.09%	1.07%	1.07%

Expenses, before waivers/reimbursements	1.10%	1.08%	1.09%	1.07%	1.07%

Net investment income (b)	1.97%	2.21%	2.29%	2.03%	1.22%

Portfolio turnover rate	57%	50%	50%	50%	48%

See Footnote Summary on page 33.

See Notes to Financial Statements.

2025 Annual Report	29

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO SCB CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.60	$10.97	$9.58	$13.72	$11.58

Income from investment operations:

Net investment income (a)(b)	.27	.26	.23	.36	.29

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	3.34	2.70	1.56	(3.74)	1.98

Contributions from affiliates	0	.00 (c)	0	0	0

Total from investment operations	3.61	2.96	1.79	(3.38)	2.27

Less: dividends and distributions

Dividends from net investment income	(.28)	(.33)	(.40)	(.30)	(.13)

Distributions from net realized gain on investment transactions	0	0	0	(.46)	0

Total dividends and distributions	(.28)	(.33)	(.40)	(.76)	(.13)

Net asset value, end of period	$16.93	$13.60	$10.97	$9.58	$13.72

Total return (d)(e)	27.15%	27.71%	18.82%	(26.13)%	19.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$506,326	$436,717	$357,763	$312,692	$445,342

Average net assets (000 omitted)	$445,867	$399,057	$358,389	$402,301	$404,275

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)(g)	.91%	.92%	.96%	.94%	.95%

Expenses, before waivers/reimbursements (f)(g)	.93%	.95%	.96%	.94%	.95%

Net investment income (b)	1.89%	2.14%	2.05%	2.91%	2.13%

Portfolio turnover rate	94%	69%	92%	73%	86%

See Footnote Summary on page 33.

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/25		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.63		$11.00	$9.61	$13.76	$11.62

Income from investment operations:

Net investment income (a)(b)	.30	†	.30	.25	.39	.32

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	3.35		2.69	1.58	(3.75)	1.99

Contributions from affiliates	0		.00 (c)	0	0	0

Total from investment operations	3.65		2.99	1.83	(3.36)	2.31

Less: dividends and distributions

Dividends from net investment income	(.31)		(.36)	(.44)	(.33)	(.17)

Distributions from net realized gain on investment transactions	0		0	0	(.46)	0

Total dividends and distributions	(.31)		(.36)	(.44)	(.79)	(.17)

Net asset value, end of period	$16.97		$13.63	$11.00	$9.61	$13.76

Total return (d)(e)	27.48%	†	27.95%	19.19%	(25.96)%	20.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$8,163,192		$6,925,658	$5,698,575	$4,928,516	$6,617,933

Average net assets (000 omitted)	$7,175,752		$6,370,009	$5,656,249	$6,230,863	$5,755,397

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)(g)	.67%		.67%	.71%	.69%	.70%

Expenses, before waivers/reimbursements (f)(g)	.70%		.70%	.71%	.70%	.70%

Net investment income (b)	2.13%	†	2.41%	2.30%	3.19%	2.39%

Portfolio turnover rate	94%		69%	92%	73%	86%

See Footnote Summary on page 33.

See Notes to Financial Statements.

2025 Annual Report	31

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.65	$11.02	$9.62	$13.78	$11.63

Income from investment operations:

Net investment income (a)(b)	.28	.27	.24	.37	.30

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	3.38	2.72	1.59	(3.74)	2.02

Contributions from affiliates	0	.00 (c)	0	0	0

Total from investment operations	3.66	2.99	1.83	(3.37)	2.32

Less: dividends and distributions

Dividends from net investment income	(.31)	(.36)	(.43)	(.33)	(.17)

Distributions from net realized gain on investment transactions	0	0	0	(.46)	0

Total dividends and distributions	(.31)	(.36)	(.43)	(.79)	(.17)

Net asset value, end of period	$17.00	$13.65	$11.02	$9.62	$13.78

Total return (d)(e)	27.49%	27.88%	19.25%	(26.01)%	20.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$802,967	$897,928	$1,044,206	$1,331,970	$2,100,301

Average net assets (000 omitted)	$789,384	$948,309	$1,325,072	$1,811,737	$2,067,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)(g)	.69%	.69%	.73%	.71%	.71%

Expenses, before waivers/reimbursements (f)(g)	.71%	.72%	.73%	.71%	.71%

Net investment income (b)	1.99%	2.23%	2.16%	3.03%	2.26%

Portfolio turnover rate	94%	69%	92%	73%	86%

See Footnote Summary on page 33.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the International Strategic Equities Portfolio for the year ended September 30, 2025 by 0.02% and for the Small Cap Core Portfolio for the year ended September 30, 2021 by 0.01%.

(f)	The expense ratios, excluding interest expense are:

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21
International Strategic Equities Portfolio
SCB Class
Net of waivers/reimbursements	.91%	.92%	.96%	.94%	.95%
Before waivers/reimbursements	.93%	.95%	.96%	.94%	.95%
Advisor Class
Net of waivers/reimbursements	.67%	.67%	.71%	.69%	.70%
Before waivers/reimbursements	.70%	.70%	.71%	.70%	.70%
Class Z
Net of waivers/reimbursements	.69%	.69%	.72%	.71%	.71%
Before waivers/reimbursements	.71%	.72%	.72%	.71%	.71%

(g)	Less than .005%.
*	The net asset value and total investment return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total investment return for shareholder transactions may differ from financial statements.
†	During the year ended September 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	TOTAL RETURN
Advisor Class	$.00 (c)	.00% (g)	.00% (g)

See Notes to Financial Statements.

2025 Annual Report	33

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”).

The Fund’s Portfolios offer the following share classes: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”). Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial

34	Bernstein Fund, Inc.

statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

2025 Annual Report	35

Notes to Financial Statements (continued)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of September 30, 2025:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$725,254,504	$0		$0	$725,254,504

Short-Term Investments	4,836,603	0		0	4,836,603

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,303,095	0		0	8,303,095

Total Investments in Securities	738,394,202	0		0	738,394,202

Other Financial Instruments (b):

Assets:

Futures	589,754	0		0	589,754	(c)

Liabilities	0	0		0	0

Total	$738,983,956	$0		$0	$738,983,956

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$26,201,354	$234,329,393		$0	$260,530,747

Financials	4,180,886	182,344,467		0	186,525,353

Information Technology	2,261,076	167,946,173		0	170,207,249

Consumer Discretionary	19,093,767	108,057,693		0	127,151,460

Materials	40,368,128	56,413,100		0	96,781,228

Real Estate	8,026,457	57,769,800		0	65,796,257

Health Care	11,680,444	47,963,937		0	59,644,381

Communication Services	8,882,399	42,211,676		0	51,094,075

Energy	15,116,172	34,167,644		0	49,283,816

Consumer Staples	12,514,773	36,702,647		0	49,217,420

Utilities	14,945,552	19,241,845		0	34,187,397

Short-Term Investments	28,689,261	0		0	28,689,261

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	24,018,545	0		0	24,018,545

Total Investments in Securities	215,978,814	987,148,375	(d)	0	1,203,127,189

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	4,169,887		0	4,169,887

Liabilities:

Forward Currency Exchange Contracts	0	(1,156,677)		0	(1,156,677)

Total	$215,978,814	$990,161,585		$0	$1,206,140,399

36	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Financials	$4,279,071	$2,478,278,752		$0	$2,482,557,823

Industrials	206,987,736	1,819,946,413		0	2,026,934,149

Information Technology	0	1,150,483,900		0	1,150,483,900

Consumer Discretionary	161,147,768	689,237,314		0	850,385,082

Health Care	0	769,247,050		0	769,247,050

Communication Services	108,855,259	630,587,937		0	739,443,196

Energy	0	441,393,688		0	441,393,688

Consumer Staples	102,599,199	201,604,915		0	304,204,114

Utilities	0	260,936,542		0	260,936,542

Real Estate	63,292,527	121,762,181		0	185,054,708

Materials	178,866,648	0		0	178,866,648

Short-Term Investments	81,997,919	0		0	81,997,919

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	28,173,000	0		0	28,173,000

Total Investments in Securities	936,199,127	8,563,478,692	(d)	0	9,499,677,819

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	37,132,451		0	37,132,451

Liabilities:

Forward Currency Exchange Contracts	0	(16,032,860)		0	(16,032,860)

Total	$936,199,127	$8,584,578,283		$0	$9,520,777,410

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(d)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and

2025 Annual Report	37

Notes to Financial Statements (continued)

losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code. The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2020 through 2023. These filings are subject to various administrative and judicial proceedings within these countries. For the year ended September 30, 2025, the International Small Cap and International Strategic Equities Portfolios successfully recovered taxes withheld by Finland, France and Sweden which are reflected in the statement of operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2025, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

G.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

38	Bernstein Fund, Inc.

Permanent differences have no effect on net assets. The effects of such permanent differences on each Portfolio, due to the utilization of earnings and profits distributed to shareholders on redemption of shares which is reflected as an adjustment to the components of net assets as of September 30, 2025, as shown below:

PORTFOLIO	INCREASE (DECREASE) TO ADDITIONAL PAID-IN CAPITAL	INCREASE (DECREASE) TO DISTRIBUTABLE EARNINGS/ ACCUMULATED LOSS
Small Cap Core	$2,851,217	$(2,851,217)
International Small Cap	6,431,660	(6,431,660)

International Strategic Equities	10,834,942	(10,834,942)

H.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

I.	Segment Information

Each Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.75%	0.65%	0.60%

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in

2025 Annual Report	39

Notes to Financial Statements (continued)

which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%

International Small Cap	1.35%	1.10%	1.10%

The Expense Caps described above for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 31, 2026. During the year ended September 30, 2025, there were no such reimbursement/waivers.

Effective November 1, 2023 through September 2, 2025, the Adviser agreed to voluntarily waive the advisory fee of the International Strategic Equities Portfolio of 0.025% of the Portfolio’s average daily net assets. For the year ended September 30, 2025, such waivers amounted to $1,918,040.

During the year ended September 30, 2024, the Adviser reimbursed the International Strategic Equities Portfolio $26,108 for trading losses incurred due to trade entry errors and $53,150 for trading losses incurred due to NAV errors.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares. Effective September 2, 2025, the Adviser put in place a voluntary waiver of the Shareholder Servicing fees paid by each Portfolio to the Adviser lowering the effective fee to 0.105% of the average daily net assets of SCB Class Shares.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the year ended September 30, 2025, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $188,277; International Small Cap Portfolio, $159,844; and International Strategic Equities Portfolio, $369,654.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Fund has entered into a Distribution Services Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., (the “Retail Distributor”), to permit the Retail Distributor to distribute the Portfolios’ Advisor Class and Class Z shares, as applicable, and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of the Portfolios’ Class A and Class C shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”). Advisor Class shares and Class Z shares are not subject to Rule 12b-1 asset-based sales charges.

During the year ended September 30, 2025, the Adviser reimbursed the International Strategic Equities Portfolio $627 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

40	Bernstein Fund, Inc.

E.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio, advised by the Adviser, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended September 30, 2025, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$9,368

International Small Cap	29,686

International Strategic Equities	170,423

A summary of the Portfolios transactions in shares of the AB Government Money Market Portfolio for the year ended September 30, 2025 is as follows:

	SMALL CAP CORE
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$5,312	$179,557	$180,032	$4,837	$205

AB Government Money Market Portfolio*	0	32,739	24,436	8,303	2

Total				$13,140	$207

*	Investments of cash collateral for securities lending transactions (see Note 4).

	INTERNATIONAL SMALL CAP
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$25,995	$268,294	$265,600	$28,689	$640

AB Government Money Market Portfolio*	0	28,738	4,719	24,019	5

Total				$52,708	$645

*	Investments of cash collateral for securities lending transactions (see Note 4).

	INTERNATIONAL STRATEGIC EQUITIES
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$108,507	$2,354,763	$2,381,272	$81,998	$3,718

AB Government Money Market Portfolio*	0	29,508	1,335	28,173	5

Total				$110,171	$3,723

*	Investments of cash collateral for securities lending transactions (see Note 4).

2025 Annual Report	41

Notes to Financial Statements (continued)

F.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who will retire prior to their initial anticipated retirement date. These Directors will receive a one-time retirement benefit payable from the Portfolios and certain other funds overseen by the Directors. The Adviser agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit as follows for the year ended September 30, 2024:

PORTFOLIO	AMOUNT
Small Cap Core	$26,667

International Small Cap	41,344

International Strategic Equities	296,856

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the year ended September 30, 2025, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$667,508,892	$0	$699,999,952	$0

International Small Cap	611,685,203	0	764,268,362	0

International Strategic Equities	7,814,406,299	0	8,502,465,619	0

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

PORTFOLIO	COST	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
		APPRECIATION	(DEPRECIATION)
Small Cap Core	$642,251,425	$134,630,852	$(38,488,075)	$96,142,777

International Small Cap	972,708,486	278,113,016	(47,519,048)	230,593,968

International Strategic Equities	6,996,565,882	2,523,325,525	(23,005,349)	2,500,320,176

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an

42	Bernstein Fund, Inc.

amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2025, the Small Cap Core Portfolio held futures for hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the year ended September 30, 2025, the International Small Cap Portfolio and International Strategic Equities Portfolios held forward currency exchange contracts for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or

2025 Annual Report	43

Notes to Financial Statements (continued)

receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended September 30, 2025, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Equity contracts	Receivable for variation margin on futures	$589,754	*

Total		$589,754

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$113,784	$(178,382)

Total		$113,784	$(178,382)

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$4,169,887	Unrealized depreciation on forward currency exchange contracts	$1,156,677

Total		$4,169,887		$1,156,677

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(3,156,823)	$4,528,697

Total		$(3,156,823)	$4,528,697

44	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$37,132,451	Unrealized depreciation on forward currency exchange contracts	$16,032,860

Total		$37,132,451		$16,032,860

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(65,160,315)	$29,851,183

Total		$(65,160,315)	$29,851,183

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended September 30, 2025:

SMALL CAP CORE PORTFOLIO
Futures:

Average notional amount of buy contracts	$31,406,578

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$201,525,310

Average principal amount of sale contracts	$218,915,992

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$2,618,426,640

Average principal amount of sale contracts	$2,487,583,870

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

2025 Annual Report	45

Notes to Financial Statements (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of September 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

BERNSTEIN INTERNATIONAL SMALL CAP PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$624,531	$(91,132)	$0	$0	$533,399

Barclays Capital, Inc.	29,656	(29,656)	0	0	0

Citibank NA	1,160,221	(181,206)	(979,015)	0	0

Deutsche Bank AG	174,385	0	0	0	174,385

Goldman Sachs Bank USA	5,359	0	0	0	5,359

HSBC Bank USA	602,585	(93,252)	0	0	509,333

JPMorgan Chase Bank	36,564	(7,075)	0	0	29,489

Morgan Stanley Capital Services, Inc.	263,309	(263,309)	0	0	0

NatWest Markets PLC	1,032,953	0	0	0	1,032,953

Standard Chartered Bank	62,845	0	0	0	62,845

State Street Bank & Trust Co.	50,706	(50,706)	0	0	0

UBS	126,773	(126,773)	0	0	0

Total	$4,169,887	$(843,109)	$(979,015)	$0	$2,347,763	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$91,132	$(91,132)	$0	$0	$0

Barclays Capital, Inc.	44,530	(29,656)	0	0	14,874

Citibank NA	181,206	(181,206)	0	0	0

HSBC Bank USA	93,252	(93,252)	0	0	0

JPMorgan Chase Bank	7,075	(7,075)	0	0	0

Morgan Stanley Capital Services, Inc.	433,847	(263,309)	0	0	170,538

State Street Bank & Trust Co.	87,214	(50,706)	0	0	36,508

UBS	218,421	(126,773)	0	0	91,648

Total	$1,156,677	$(843,109)	$0	$0	$313,568	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

46	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$214,463	$(214,463)	$0	$0	$0

Barclays Capital, Inc.	9,005,694	(2,141,916)	0	0	6,863,778

BNP Paribas SA	1,059,946	(27,437)	(1,032,509)	0	0

Citibank NA	17,242,981	(4,451,111)	(7,143,000)	0	5,648,870

Deutsche Bank AG	297,941	(38,494)	0	0	259,447

Goldman Sachs Bank USA	231,827	(231,827)	0	0	0

HSBC Bank USA	1,591,886	(1,591,886)	0	0	0

JPMorgan Chase Bank	1,108,784	(628,967)	0	0	479,817

Morgan Stanley Capital Services, Inc.	5,493,404	(81,653)	(930,000)	0	4,481,751

Standard Chartered Bank	721,377	0	(519,000)	0	202,377

State Street Bank & Trust Co.	164,148	(164,148)	0	0	0

Total	$37,132,451	$(9,571,902)	$(9,624,509)	$0	$17,936,040	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$4,621,923	$(214,463)	$(1,719,000)	$0	$2,688,460

Barclays Capital, Inc.	2,141,916	(2,141,916)	0	0	0

BNP Paribas SA	27,437	(27,437)	0	0	0

Citibank NA	4,451,111	(4,451,111)	0	0	0

Deutsche Bank AG	38,494	(38,494)	0	0	0

Goldman Sachs Bank USA	318,300	(231,827)	0	0	86,473

HSBC Bank USA	3,083,814	(1,591,886)	(360,000)	0	1,131,928

JPMorgan Chase Bank	628,967	(628,967)	0	0	0

Morgan Stanley Capital Services, Inc.	81,653	(81,653)	0	0	0

State Street Bank & Trust Co.	524,220	(164,148)	0	0	360,072

UBS	115,025	0	0	0	115,025

Total	$16,032,860	$(9,571,902)	$(2,079,000)	$0	$4,381,958	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct

2025 Annual Report	47

Notes to Financial Statements (continued)

currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the year ended September 30, 2025 is as follows:

	MARKET VALUE OF SECURITIES ON LOAN*	CASH COLLATERAL*	MARKET VALUE OF NON-CASH COLLATERAL*	INCOME FROM BORROWERS	AB GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO					INCOME EARNED	ADVISORY FEE WAIVED
Small Cap Core	$9,279,866	$8,303,095	$1,226,131	$0	$1,598	$948

International Small Cap	60,091,112	24,018,545	40,472,046	16,324	4,692	1,576

International Strategic Equities	67,127,802	28,173,000	43,116,152	9,394	4,775	1,464

*	As of September 30, 2025.

48	Bernstein Fund, Inc.

NOTE 5.	Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

PORTFOLIO	2025	2024
Small Cap Core

Distributions paid from:

Ordinary income	$13,818,560	$4,818,683

Long-term capital gains	80,231,711	51,507,201

Total distributions paid	$94,050,271	$56,325,884

International Small Cap

Distributions paid from:

Ordinary income	$27,826,889	$32,069,958

Long-term capital gains	—	—

Total distributions paid	$27,826,889	$32,069,958

International Strategic Equities

Distributions paid from:

Ordinary income	$189,476,283	$228,105,256

Long-term capital gains	—	—

Total distributions paid	$189,476,283	$228,105,256

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(a)	UNREALIZED APPRECIATION/ (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)
Small Cap Core	$3,042,020	$67,342,987	—	$96,142,777	$166,527,784

International Small Cap	62,121,346	89,031,775	—	229,713,711	380,866,832

International Strategic Equities	198,428,370	606,243,430	—	2,499,108,551	3,303,780,351

(a)

For the year ended September 30, 2025, International Small Cap Portfolio and International Strategic Equities Portfolio utilized capital loss carryforwards of $9,292,429 and $554,211,894, respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2025, there were no capital loss carryforwards on any Portfolio.

2025 Annual Report	49

Notes to Financial Statements (continued)

NOTE 6.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials and information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging-Markets Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets. These risks are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value (“NAV”), or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Market Risk—The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; inflationary pressures; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and

50	Bernstein Fund, Inc.

global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; levels of government debt and deficits and measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets. In addition, an increase in tariffs or trade restrictions, or even the threat of such increased tariffs or restrictions, could lead to a significant reduction in international trade, which could have a negative impact on the global economy and a commensurately negative impact on the Portfolio. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolio invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolio’s investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict involving Israel and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolio) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolio from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Capitalization Risk—Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources, and their personnel may lack management experience. The prices of securities of small capitalization companies generally are more volatile than those of large

2025 Annual Report	51

Notes to Financial Statements (continued)

capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolio’s returns may be negatively affected.

Derivatives Risk—The Portfolio may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of an unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. The U.S. Government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are actively- managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Real Estate Related Securities Risk—Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; a weakening demand for new office and retail space; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow

52	Bernstein Fund, Inc.

dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial and management resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their NAV. In addition, if the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 7.	Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended September 30, 2025.

2025 Annual Report	53

Notes to Financial Statements (continued)

NOTE 8.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares has been allocated to share classes that are currently not offered.

Share transactions for each Portfolio for the years ended September 30, 2025 and September 30, 2024, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
SCB Class Shares

Shares sold	27,848	90,346	$322,556	$1,144,572

Shares issued to shareholders on reinvestment of dividends and distributions	77,690	49,516	1,005,304	572,404

Shares redeemed	(111,466)	(92,244)	(1,367,681)	(1,161,983)

Net increase (decrease)	(5,928)	47,618	$(39,821)	$554,993

Advisor Class Shares

Shares sold	5,784,924	4,806,006	$70,474,378	$61,400,568

Shares issued to shareholders on reinvestment of dividends and distributions	6,109,837	3,899,998	79,366,788	45,239,977

Shares redeemed	(7,645,444)	(7,886,253)	(95,007,122)	(99,722,846)

Net increase	4,249,317	819,751	$54,834,044	$6,917,699

Class Z Shares

Shares sold	60,033	108,226	$742,000	$1,342,000

Shares issued to shareholders on reinvestment of dividends and distributions	813,591	672,785	10,560,415	7,797,579

Shares redeemed	(814,381)	(2,136,647)	(9,703,522)	(26,651,135)

Net increase (decrease)	59,243	(1,355,636)	$1,598,893	$(17,511,556)

54	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
SCB Class Shares

Shares sold	259,220	487,931	$3,196,224	$5,627,204

Shares issued to shareholders on reinvestment of dividends and distributions	88,538	110,631	1,071,309	1,166,056

Shares redeemed	(984,568)	(665,685)	(12,635,397)	(7,611,879)

Net decrease	(636,810)	(67,123)	$(8,367,864)	$(818,619)

Advisor Class Shares

Shares sold	6,683,661	6,494,694	$84,226,652	$73,505,317

Shares issued to shareholders on reinvestment of dividends and distributions	1,384,133	1,727,680	16,748,014	18,209,750

Shares redeemed	(14,955,853)	(11,096,374)	(192,178,242)	(127,046,047)

Net decrease	(6,888,059)	(2,874,000)	$(91,203,576)	$(35,330,980)

Class Z Shares

Shares sold	0	1,489,477	$0	$16,622,570

Shares issued to shareholders on reinvestment of dividends and distributions	326,696	606,633	3,953,021	6,387,841

Shares redeemed	(4,026,011)	(8,611,693)	(50,052,168)	(95,761,587)

Net decrease	(3,699,315)	(6,515,583)	$(46,099,147)	$(72,751,176)

2025 Annual Report	55

Notes to Financial Statements (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
SCB Class Shares

Shares sold	1,660,907	3,105,392	$23,006,543	$39,008,517

Shares issued to shareholders on reinvestment of dividends and distributions	496,164	718,092	6,514,634	7,884,642

Shares redeemed	(4,360,073)	(4,315,395)	(61,406,004)	(53,580,206)

Net decrease	(2,203,002)	(491,911)	$(31,884,827)	$(6,687,047)

Advisor Class Shares

Shares sold	51,233,181	43,486,640	$716,434,078	$530,432,577

Shares issued to shareholders on reinvestment of dividends and distributions	8,968,524	12,445,632	117,846,403	136,777,499

Shares redeemed	(87,162,724)	(66,009,850)	(1,238,911,609)	(808,724,938)

Net decrease	(26,961,019)	(10,077,578)	$(404,631,128)	$(141,514,862)

Class Z Shares

Shares sold	594,637	0	$7,969,770	$0

Shares issued to shareholders on reinvestment of dividends and distributions	1,569,743	3,058,902	20,657,824	33,647,920

Shares redeemed	(20,688,941)	(32,089,074)	(283,363,191)	(382,109,834)

Net decrease	(18,524,561)	(29,030,172)	$(254,735,597)	$(348,461,914)

NOTE 9.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

56	Bernstein Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Bernstein Fund, Inc. and Shareholders of Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (constituting Bernstein Fund, Inc., hereafter collectively referred to as the “Portfolios”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 26, 2025

We have served as the auditor of one or more investment companies in the AB Group of Mutual Funds since at least 1985. We have not been able to determine the specific year we began serving as auditor.

2025 Annual Report	57

2025 Federal Tax Information (Unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended September 30, 2025. For corporate shareholders, the following percentages of dividends paid by each Portfolio qualify for the dividends received deduction. Additionally, for foreign shareholders the following percentages of ordinary income dividends paid by each Portfolio may be considered to be qualifying to be taxed as interest-related dividends.

PORTFOLIO	DIVIDENDS RECEIVED DEDUCTION % (CORPORATE SHAREHOLDERS)	QUALIFIED INTEREST INCOME % (FOREIGN SHAREHOLDERS)
Small Cap Core	47.62%	3.30%

International Small Cap	0.00%	1.38%

International Strategic Equities	0.00%	1.42%

For the taxable year ended September 30, 2025, each Portfolio designates the following amounts to be taxed as section 163(j) interest dividends:

PORTFOLIO	163(J) INTEREST DIVIDENDS
Small Cap Core	$8,107

International Small Cap	78,650

International Strategic Equities	637,892

For the taxable year ended September 30, 2025, each Portfolio designates the following amounts as the maximum amount that may be considered qualified dividend income for individual shareholders.

PORTFOLIO	QUALIFIED DIVIDEND INCOME
Small Cap Core	$6,731,387

International Small Cap	22,453,373

International Strategic Equities	160,211,799

Certain Portfolios intend to make an election to pass through foreign taxes paid by the Portfolios to their shareholders. For the taxable year ended September 30, 2025, the maximum amounts of foreign taxes that may be passed through and the foreign source income for information reporting purposes is as follows:

PORTFOLIO	FOREIGN TAXES TO PASS THROUGH (CORPORATE SHAREHOLDERS)	FOREIGN SOURCE INCOME (FOREIGN SHAREHOLDERS)
International Small Cap	$4,882,095	$38,514,697

International Strategic Equities	22,022,415	254,081,531

For the taxable year ended September 30, 2025, the long-term capital gain distribution is as follows:

PORTFOLIO	LONG-TERM CAPITAL GAIN DISTRIBUTIONS

Small Cap Core	$80,231,711

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

58	Bernstein Fund, Inc.

Board Consideration of Investment Management Arrangement

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of Bernstein Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”):

• International Small Cap Portfolio	• Small Cap Core Portfolio
• International Strategic Equities Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors

2025 Annual Report	59

Board Consideration of Investment Management Arrangement (continued)

recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Bernstein Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the investment performance for each Fund was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual advisory fee rate with a peer group median and noted that it was equal to the median for International Small Cap Portfolio and Small Cap Core Portfolio. The directors noted that for International Strategic Equities Portfolio, the Fund’s pro forma contractual effective fee (pertaining to the Adviser’s proposal to remove its voluntary advisory fee waiver of 2.5 basis points) was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Funds. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Funds relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, each Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as

60	Bernstein Fund, Inc.

compared to the Funds, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Bernstein Advisor Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Bernstein Advisor Class expense ratio of each Fund was based on the Fund’s latest fiscal year. The information provided for International Strategic Equities Portfolio included a pro forma expense ratio for the Fund’s latest fiscal year adjusted to reflect the Adviser’s proposal to end the Adviser’s agreement to waive a portion of its advisory fee. In the case of International Small Cap Portfolio and Small Cap Core Portfolio, the Adviser had agreed to cap each Fund’s expenses, but the directors noted that each such Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio for International Small Cap Portfolio was below the median for a peer group and equal to the median of a peer universe. They also noted that the pro forma expense ratio for International Strategic Equities Portfolio and the expense ratio for Small Cap Core Portfolio were below the medians. Based on their review, the directors concluded that the expense ratio for each of International Small Cap Portfolio and Small Cap Core Portfolio and the pro forma expense ratio for International Strategic Equities Portfolio were acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for International Small Cap Portfolio and Small Cap Core Portfolio do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. They noted that the advisory fee schedule for International Strategic Equities Portfolio contains breakpoints that reduce the fee rates on assets above specified levels, and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of International Strategic Equities Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, the directors informed the Adviser that they would monitor such Funds’ asset levels (which were well below the level at which they would anticipate adding an initial breakpoint) and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

2025 Annual Report	61

Distributor

BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST NEW YORK, NY 10001

(212) 756-4097

ISCEC-0151-0925

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this
Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date:	November 28, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	November 28, 2025